    As filed with the Securities and Exchange Commission on January 8, 2007
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-07292

                   NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 466-5600

                          R. Alan Medaugh, President
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                   Date of fiscal year end: October 31, 2006

                  Date of reporting period: October 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

ITEM 1. REPORT TO STOCKHOLDERS

[LOGO] ISI
           INTERNATIONAL STRATEGY & INVESTMENT


                                 ANNUAL REPORT

                               OCTOBER 31, 2006

                                    [GRAPHIC]



                         TOTAL RETURN US TREASURY FUND

                            MANAGED MUNICIPAL FUND

                      NORTH AMERICAN GOVERNMENT BOND FUND

                               ISI STRATEGY FUND

ISI FUNDS ANNUAL REPORT - TABLE OF CONTENTS



        Investment Advisor's Message................................  1

        Management Discussion and Analysis..........................  3

        Performance Comparisons.....................................  5

        Shareholder Expense Example................................. 10

        Portfolio Profiles.......................................... 12

        Schedules of Investments.................................... 13

        Statements of Assets and Liabilities........................ 25

        Statements of Operations.................................... 28

        Statements of Changes in Net Assets......................... 30

        Financial Highlights........................................ 34

        Notes to Financial Statements............................... 39

        Report of Independent Registered Public Accounting Firm..... 45

        Fund Directors and Officers................................. 46

        Notice to Shareholders...................................... 48

INVESTMENT ADVISOR'S MESSAGE

Dear Shareholder:

   I am pleased to present the annual report to shareholders for the ISI Funds (each a 'Fund' and collectively the 'Funds'). This report covers the 12-month reporting period through October 31, 2006 and includes commentary from the Funds' portfolio managers at International Strategy & Investment, Inc. ("ISI") (see Management Discussion and Analysis that follows this letter for more details), a complete list of holdings and the financial statements.

   Stocks recorded positive returns for the last year and the last five years. For example, the Dow Jones Wilshire 5000 (Full Cap) Index was +16.60% for the last year and averaged 8.89% for the past five years. U.S. Treasuries and top quality municipal indices increased over the last year and were up over the last 5 years. For example, the Lehman Brothers Treasury Index was +4.43% for the past year and averaged +3.86% for the past five years. The Lehman Brothers Municipal GO Index was +5.41% for the past year and averaged +4.75% for the past five years. The following is a summary of fund performance during the reporting period. These performance figures assume the reinvestment of dividend and capital gain distributions, and exclude the impact of any sales charges.

   During the year ended October 31, 2006, Total Return US Treasury Fund, Managed Municipal Fund, and North American Government Bond Fund continued their policy of paying dividends at a fixed rate, which resulted in dividends consisting of net investment income, short-term capital gains, long-term capital gains and return of capital.

   TOTAL RETURN US TREASURY FUND'S investment objective is to achieve a high level of total return with relative stability of principal, and secondarily, high current income consistent with an investment in securities issued by the United States Treasury. For the reporting period, the fund produced a one-year total return of +4.83% and a five-year average annual total return of +3.77%. From its inception on August 10, 1988 through October 31, 2006, the Fund has posted a cumulative total return of +250.39%, which translates into an average annual total return of +7.12%. The Fund's net assets totaled $153.8 million at the end of the reporting period.

   MANAGED MUNICIPAL FUND'S investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. For the reporting period, the fund produced a one-year total return of +4.68% and a five-year average annual total return of +3.82%. From its inception on February 26, 1990 through October 31, 2006, the Fund has posted a cumulative total return of +151.94%, which translates into an average annual total return of +5.70%. The Fund's net assets totaled $82.9 million at the end of the reporting period.

   NORTH AMERICAN GOVERNMENT BOND FUND'S investment objective is to provide a high level of current income, consistent with prudent investment risk. The Fund primarily invests in a portfolio consisting of fixed income securities issued or guaranteed by the governments of the United States, Canada and Mexico. For the reporting period, the ISI Class A Shares produced a one-year total return of +6.04% and a five-year average annual total return of +4.48%. From its inception on January 15, 1993, through October 31, 2006, the ISI Class A Shares have posted a cumulative total return of +122.34%, which translates into an average annual total return of +5.96%. For the reporting period, the ISI
Class C Shares produced a one-year total return of +5.35% and from its inception on May 16, 2003, through October 31, 2006, have posted a cumulative total return of 9.51%, which translates into an average annual total return of 2.66%. The Fund's net assets totaled $162.4 million at the end of the reporting period.

   ISI STRATEGY FUND has an investment objective of maximizing total return through a combination of long-term growth of capital and current income. The Fund actively allocates its assets between common stocks of US issuers and US Treasury securities. For the reporting period, the Fund produced a one-year total return of +13.01% and a five-year average annual total return of +7.43%. From its inception on September 16, 1997, through October 31, 2006, the Fund has posted a cumulative total return of +68.42%, which translates into an average annual total return of +5.88%. The Fund's net assets totaled $69.4 million at the end of the reporting period.

INVESTMENT ADVISOR'S MESSAGE


   We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh

R. Alan Medaugh
President
November 29, 2006

MANAGEMENT DISCUSSION AND ANALYSIS

TOTAL RETURN US TREASURY FUND

   Throughout the fiscal year, the Treasury market traded based on Federal Reserve (the "Fed") policy action. At the beginning of the fiscal year, the Federal Funds Rate ("Funds Rate") was 3.75%. The Fed's Open Market Committee moved the Funds Rate up at each meeting by 0.25% until late June, resulting in a 5.25% Funds Rate. The Treasury market moved rates up in sympathy with the Fed's actions, increasing 10-year rates from roughly 4.50% to 5.25% by late June. Since then, the Fed has maintained a 5.25% rate and Treasury 10-year rates have retraced to a 4.50% level at fiscal year end. Throughout the fiscal year, ISI believed the increase in the Funds Rate would work to slow the economy and reduce inflation. As a result, the Fund's duration position was longer than the Treasury market as a whole and because of that the Fund's total return for the fiscal year was modestly above the index.

                                    [CHART]

                      10-Year US
                   Treasury Yield/*/
                   ----------------
  10/31/04               4.025%
  11/01/04               4.072%
  11/02/04               4.048%
  11/03/04               4.076%
  11/04/04               4.074%
  11/05/04               4.175%
  11/06/04               4.175%
  11/07/04               4.175%
  11/08/04               4.218%
  11/09/04               4.228%
  11/10/04               4.241%
  11/11/04               4.254%
  11/12/04               4.181%
  11/13/04               4.181%
  11/14/04               4.181%
  11/15/04               4.188%
  11/16/04               4.207%
  11/17/04               4.131%
  11/18/04               4.115%
  11/19/04               4.205%
  11/20/04               4.205%
  11/21/04               4.205%
  11/22/04               4.180%
  11/23/04               4.184%
  11/24/04               4.200%
  11/25/04               4.196%
  11/26/04               4.248%
  11/27/04               4.248%
  11/28/04               4.248%
  11/29/04               4.320%
  11/30/04               4.351%
  12/01/04               4.367%
  12/02/04               4.408%
  12/03/04               4.252%
  12/04/04               4.252%
  12/05/04               4.252%
  12/06/04               4.223%
  12/07/04               4.223%
  12/08/04               4.120%
  12/09/04               4.168%
  12/10/04               4.151%
  12/11/04               4.151%
  12/12/04               4.151%
  12/13/04               4.149%
  12/14/04               4.124%
  12/15/04               4.076%
  12/16/04               4.186%
  12/17/04               4.201%
  12/18/04               4.201%
  12/19/04               4.201%
  12/20/04               4.185%
  12/21/04               4.164%
  12/22/04               4.195%
  12/23/04               4.226%
  12/24/04               4.216%
  12/25/04               4.216%
  12/26/04               4.216%
  12/27/04               4.298%
  12/28/04               4.293%
  12/29/04               4.324%
  12/30/04               4.255%
  12/31/04               4.220%
  01/01/05               4.220%
  01/02/05               4.220%
  01/03/05               4.212%
  01/04/05               4.291%
  01/05/05               4.283%
  01/06/05               4.263%
  01/07/05               4.271%
  01/08/05               4.271%
  01/09/05               4.271%
  01/10/05               4.271%
  01/11/05               4.238%
  01/12/05               4.236%
  01/13/05               4.165%
  01/14/05               4.226%
  01/15/05               4.226%
  01/16/05               4.226%
  01/17/05               4.210%
  01/18/05               4.187%
  01/19/05               4.173%
  01/20/05               4.163%
  01/21/05               4.142%
  01/22/05               4.142%
  01/23/05               4.142%
  01/24/05               4.122%
  01/25/05               4.194%
  01/26/05               4.198%
  01/27/05               4.220%
  01/28/05               4.142%
  01/29/05               4.142%
  01/30/05               4.142%
  01/31/05               4.130%
  02/01/05               4.140%
  02/02/05               4.142%
  02/03/05               4.165%
  02/04/05               4.077%
  02/05/05               4.077%
  02/06/05               4.077%
  02/07/05               4.052%
  02/08/05               4.017%
  02/09/05               3.992%
  02/10/05               4.091%
  02/11/05               4.086%
  02/12/05               4.086%
  02/13/05               4.086%
  02/14/05               4.071%
  02/15/05               4.098%
  02/16/05               4.154%
  02/17/05               4.181%
  02/18/05               4.267%
  02/20/05               4.267%
  02/21/05               4.264%
  02/22/05               4.287%
  02/23/05               4.264%
  02/24/05               4.285%
  02/25/05               4.266%
  02/26/05               4.266%
  02/27/05               4.266%
  02/28/05               4.379%
  03/01/05               4.367%
  03/02/05               4.379%
  03/03/05               4.379%
  03/04/05               4.310%
  03/05/05               4.310%
  03/06/05               4.310%
  03/07/05               4.310%
  03/08/05               4.393%
  03/09/05               4.522%
  03/10/05               4.465%
  03/11/05               4.544%
  03/13/05               4.544%
  03/14/05               4.510%
  03/15/05               4.547%
  03/16/05               4.508%
  03/17/05               4.466%
  03/18/05               4.509%
  03/20/05               4.509%
  03/21/05               4.520%
  03/22/05               4.643%
  03/23/05               4.586%
  03/24/05               4.599%
  03/25/05               4.595%
  03/26/05               4.595%
  03/27/05               4.595%
  03/28/05               4.642%
  03/29/05               4.575%
  03/30/05               4.548%
  03/31/05               4.483%
  04/01/05               4.449%
  04/03/05               4.449%
  04/04/05               4.458%
  04/05/05               4.470%
  04/06/05               4.424%
  04/07/05               4.482%
  04/08/05               4.470%
  04/09/05               4.470%
  04/10/05               4.470%
  04/11/05               4.430%
  04/12/05               4.354%
  04/13/05               4.362%
  04/14/05               4.310%
  04/15/05               4.243%
  04/16/05               4.243%
  04/17/05               4.243%
  04/18/05               4.272%
  04/19/05               4.213%
  04/20/05               4.187%
  04/21/05               4.296%
  04/22/05               4.247%
  04/24/05               4.247%
  04/25/05               4.249%
  04/26/05               4.267%
  04/27/05               4.225%
  04/28/05               4.146%
  04/29/05               4.200%
  04/30/05               4.200%
  05/01/05               4.200%
  05/02/05               4.188%
  05/03/05               4.166%
  05/04/05               4.188%
  05/05/05               4.156%
  05/06/05               4.260%
  05/07/05               4.260%
  05/08/05               4.260%
  05/09/05               4.284%
  05/10/05               4.202%
  05/11/05               4.204%
  05/12/05               4.172%
  05/13/05               4.119%
  05/14/05               4.119%
  05/15/05               4.119%
  05/16/05               4.129%
  05/17/05               4.115%
  05/18/05               4.090%
  05/19/05               4.113%
  05/20/05               4.123%
  05/21/05               4.123%
  05/22/05               4.123%
  05/23/05               4.056%
  05/24/05               4.029%
  05/25/05               4.088%
  05/26/05               4.081%
  05/27/05               4.073%
  05/28/05               4.073%
  05/29/05               4.073%
  05/30/05               4.071%
  05/31/05               3.983%
  06/01/05               3.886%
  06/02/05               3.905%
  06/03/05               3.975%
  06/04/05               3.975%
  06/05/05               3.975%
  06/06/05               3.954%
  06/07/05               3.903%
  06/08/05               3.935%
  06/09/05               3.950%
  06/10/05               4.053%
  06/11/05               4.053%
  06/12/05               4.053%
  06/13/05               4.094%
  06/14/05               4.109%
  06/15/05               4.101%
  06/16/05               4.069%
  06/17/05               4.072%
  06/18/05               4.072%
  06/19/05               4.072%
  06/20/05               4.111%
  06/21/05               4.042%
  06/22/05               3.942%
  06/23/05               3.953%
  06/24/05               3.919%
  06/25/05               3.919%
  06/26/05               3.919%
  06/27/05               3.904%
  06/28/05               3.972%
  06/29/05               3.980%
  06/30/05               3.915%
  07/01/05               4.051%
  07/02/05               4.051%
  07/03/05               4.051%
  07/04/05               4.039%
  07/05/05               4.107%
  07/06/05               4.070%
  07/07/05               4.062%
  07/08/05               4.093%
  07/09/05               4.093%
  07/10/05               4.093%
  07/11/05               4.095%
  07/12/05               4.144%
  07/13/05               4.158%
  07/14/05               4.175%
  07/15/05               4.165%
  07/16/05               4.165%
  07/17/05               4.165%
  07/18/05               4.222%
  07/19/05               4.181%
  07/20/05               4.160%
  07/21/05               4.278%
  07/22/05               4.221%
  07/23/05               4.221%
  07/24/05               4.221%
  07/25/05               4.246%
  07/26/05               4.226%
  07/27/05               4.256%
  07/28/05               4.191%
  07/29/05               4.278%
  07/30/05               4.278%
  07/31/05               4.278%
  08/01/05               4.312%
  08/02/05               4.336%
  08/04/05               4.314%
  08/05/05               4.388%
  08/06/05               4.388%
  08/07/05               4.388%
  08/08/05               4.420%
  08/09/05               4.390%
  08/10/05               4.392%
  08/11/05               4.322%
  08/12/05               4.244%
  08/13/05               4.244%
  08/14/05               4.244%
  08/15/05               4.283%
  08/16/05               4.207%
  08/17/05               4.269%
  08/18/05               4.200%
  08/19/05               4.207%
  08/20/05               4.207%
  08/21/05               4.207%
  08/22/05               4.209%
  08/23/05               4.180%
  08/24/05               4.167%
  08/25/05               4.157%
  08/26/05               4.188%
  08/27/05               4.188%
  08/28/05               4.188%
  08/29/05               4.169%
  08/30/05               4.092%
  08/31/05               4.016%
  09/01/05               4.033%
  09/02/05               4.038%
  09/03/05               4.038%
  09/04/05               4.038%
  09/05/05               4.030%
  09/06/05               4.097%
  09/07/05               4.139%
  09/08/05               4.147%
  09/09/05               4.120%
  09/10/05               4.120%
  09/11/05               4.120%
  09/12/05               4.172%
  09/13/05               4.128%
  09/14/05               4.166%
  09/15/05               4.213%
  09/16/05               4.273%
  09/17/05               4.273%
  09/18/05               4.273%
  09/19/05               4.248%
  09/20/05               4.244%
  09/21/05               4.168%
  09/22/05               4.181%
  09/23/05               4.248%
  09/24/05               4.248%
  09/25/05               4.248%
  09/26/05               4.293%
  09/27/05               4.283%
  09/28/05               4.255%
  09/29/05               4.296%
  09/30/05               4.326%
  10/01/05               4.326%
  10/02/05               4.326%
  10/03/05               4.385%
  10/04/05               4.369%
  10/06/05               4.389%
  10/07/05               4.374%
  10/08/05               4.374%
  10/09/05               4.374%
  10/10/05               4.358%
  10/11/05               4.393%
  10/12/05               4.441%
  10/13/05               4.463%
  10/14/05               4.481%
  10/15/05               4.481%
  10/16/05               4.481%
  10/17/05               4.495%
  10/18/05               4.471%
  10/19/05               4.461%
  10/20/05               4.431%
  10/21/05               4.386%
  10/22/05               4.386%
  10/23/05               4.386%
  10/24/05               4.446%
  10/25/05               4.536%
  10/26/05               4.585%
  10/27/05               4.548%
  10/28/05               4.567%
  10/29/05               4.567%
  10/30/05               4.567%
  10/31/05               4.553%

*Source: Bloomberg

MANAGED MUNICIPAL FUND

  The Municipal market moved up in yield as the Fed reached a Funds Rate level of 5.00% or more and seemed likely to continue raising rates. When the Fed paused after its late June meeting, the municipal market reacted by lowering rates. ISI expected the Fed's rate hikes would slow the economy and help lower inflation. As a result, ISI maintained a long maturity orientation on its purchase program. However, as rates fell after the end of June, the early call feature on the Fund's long maturity municipals meant the duration of the whole portfolio fell despite the purchase orientation. For the fiscal year, the Fund's total return was modestly below the index.

                                    [CHART]

                20-Year AAA General
                 Obligation Yields/*/
                 -----------------
 11/01/04             4.38%
 11/02/04             4.38%
 11/03/04             4.38%
 11/04/04             4.38%
 11/05/04             4.43%
 11/06/04             4.43%
 11/07/04             4.43%
 11/08/04             4.43%
 11/09/04             4.46%
 11/10/04             4.48%
 11/11/04             4.48%
 11/12/04             4.46%
 11/13/04             4.46%
 11/14/04             4.46%
 11/15/04             4.47%
 11/16/04             4.45%
 11/17/04             4.42%
 11/18/04             4.40%
 11/19/04             4.43%
 11/20/04             4.43%
 11/21/04             4.43%
 11/22/04             4.41%
 11/23/04             4.39%
 11/24/04             4.39%
 11/25/04             4.39%
 11/26/04             4.39%
 11/27/04             4.39%
 11/28/04             4.39%
 11/29/04             4.46%
 11/30/04             4.51%
 12/01/04             4.48%
 12/02/04             4.49%
 12/03/04             4.49%
 12/04/04             4.49%
 12/05/04             4.49%
 12/06/04             4.44%
 12/07/04             4.49%
 12/08/04             4.44%
 12/09/04             4.44%
 12/10/04             4.43%
 12/11/04             4.43%
 12/12/04             4.43%
 12/13/04             4.40%
 12/14/04             4.40%
 12/15/04             4.37%
 12/16/04             4.33%
 12/17/04             4.33%
 12/18/04             4.33%
 12/19/04             4.33%
 12/20/04             4.33%
 12/21/04             4.33%
 12/22/04             4.33%
 12/23/04             4.34%
 12/24/04             4.34%
 12/25/04             4.34%
 12/26/04             4.34%
 12/27/04             4.37%
 12/28/04             4.36%
 12/29/04             4.36%
 12/30/04             4.34%
 12/31/04             4.36%
 01/01/05             4.36%
 01/02/05             4.36%
 01/03/05             4.36%
 01/04/05             4.38%
 01/05/05             4.37%
 01/06/05             4.34%
 01/07/05             4.32%
 01/08/05             4.32%
 01/09/05             4.32%
 01/10/05             4.32%
 01/11/05             4.30%
 01/12/05             4.30%
 01/13/05             4.27%
 01/14/05             4.27%
 01/15/05             4.27%
 01/16/05             4.27%
 01/17/05             4.27%
 01/18/05             4.27%
 01/19/05             4.28%
 01/20/05             4.27%
 01/21/05             4.27%
 01/22/05             4.27%
 01/23/05             4.27%
 01/24/05             4.27%
 01/25/05             4.27%
 01/26/05             4.27%
 01/27/05             4.27%
 01/28/05             4.24%
 01/29/05             4.24%
 01/30/05             4.24%
 01/31/05             4.25%
 02/01/05             4.25%
 02/02/05             4.25%
 02/03/05             4.25%
 02/04/05             4.22%
 02/05/05             4.22%
 02/06/05             4.22%
 02/07/05             4.20%
 02/08/05             4.18%
 02/09/05             4.15%
 02/10/05             4.15%
 02/11/05             4.15%
 02/12/05             4.15%
 02/13/05             4.15%
 02/14/05             4.13%
 02/15/05             4.15%
 02/16/05             4.19%
 02/17/05             4.24%
 02/18/05             4.24%
 02/19/05             4.24%
 02/20/05             4.24%
 02/21/05             4.24%
 02/22/05             4.24%
 02/23/05             4.30%
 02/24/05             4.34%
 02/25/05             4.35%
 02/26/05             4.35%
 02/27/05             4.35%
 02/28/05             4.35%
 03/01/05             4.37%
 03/02/05             4.34%
 03/03/05             4.34%
 03/04/05             4.34%
 03/05/05             4.34%
 03/06/05             4.34%
 03/07/05             4.33%
 03/08/05             4.33%
 03/09/05             4.35%
 03/10/05             4.41%
 03/11/05             4.41%
 03/12/05             4.41%
 03/13/05             4.41%
 03/14/05             4.42%
 03/15/05             4.43%
 03/16/05             4.43%
 03/17/05             4.43%
 03/18/05             4.42%
 03/19/05             4.42%
 03/20/05             4.42%
 03/21/05             4.43%
 03/22/05             4.44%
 03/23/05             4.47%
 03/24/05             4.47%
 03/25/05             4.47%
 03/26/05             4.47%
 03/27/05             4.47%
 03/28/05             4.47%
 03/29/05             4.47%
 03/30/05             4.47%
 03/31/05             4.47%
 04/01/05             4.47%
 04/02/05             4.47%
 04/03/05             4.47%
 04/04/05             4.45%
 04/05/05             4.45%
 04/06/05             4.44%
 04/07/05             4.43%
 04/08/05             4.44%
 04/09/05             4.44%
 04/10/05             4.44%
 04/11/05             4.44%
 04/12/05             4.43%
 04/13/05             4.42%
 04/14/05             4.39%
 04/15/05             4.35%
 04/16/05             4.35%
 04/17/05             4.35%
 04/18/05             4.33%
 04/19/05             4.32%
 04/20/05             4.31%
 04/21/05             4.31%
 04/22/05             4.31%
 04/23/05             4.31%
 04/24/05             4.31%
 04/25/05             4.31%
 04/26/05             4.31%
 04/27/05             4.32%
 04/28/05             4.30%
 04/29/05             4.28%
 04/30/05             4.28%
 05/01/05             4.28%
 05/02/05             4.26%
 05/03/05             4.26%
 05/04/05             4.25%
 05/05/05             4.27%
 05/06/05             4.26%
 05/07/05             4.26%
 05/08/05             4.26%
 05/09/05             4.26%
 05/10/05             4.31%
 05/11/05             4.31%
 05/12/05             4.31%
 05/13/05             4.29%
 05/14/05             4.29%
 05/15/05             4.29%
 05/16/05             4.29%
 05/17/05             4.28%
 05/18/05             4.26%
 05/19/05             4.24%
 05/20/05             4.24%
 05/21/05             4.24%
 05/22/05             4.24%
 05/23/05             4.23%
 05/24/05             4.23%
 05/25/05             4.23%
 05/26/05             4.23%
 05/27/05             4.24%
 05/28/05             4.24%
 05/29/05             4.24%
 05/30/05             4.24%
 05/31/05             4.22%
 06/01/05             4.22%
 06/02/05             4.19%
 06/03/05             4.17%
 06/04/05             4.17%
 06/05/05             4.17%
 06/06/05             4.17%
 06/07/05             4.16%
 06/08/05             4.16%
 06/09/05             4.16%
 06/10/05             4.17%
 06/11/05             4.17%
 06/12/05             4.17%
 06/13/05             4.19%
 06/14/05             4.20%
 06/15/05             4.22%
 06/16/05             4.23%
 06/17/05             4.24%
 06/18/05             4.24%
 06/19/05             4.24%
 06/20/05             4.25%
 06/21/05             4.25%
 06/22/05             4.21%
 06/23/05             4.21%
 06/24/05             4.19%
 06/25/05             4.19%
 06/26/05             4.19%
 06/27/05             4.19%
 06/28/05             4.19%
 06/29/05             4.19%
 06/30/05             4.19%
 07/01/05             4.20%
 07/02/05             4.20%
 07/03/05             4.20%
 07/04/05             4.20%
 07/05/05             4.22%
 07/06/05             4.25%
 07/07/05             4.26%
 07/08/05             4.24%
 07/09/05             4.24%
 07/10/05             4.24%
 07/11/05             4.24%
 07/12/05             4.26%
 07/13/05             4.27%
 07/14/05             4.29%
 07/15/05             4.29%
 07/16/05             4.29%
 07/17/05             4.29%
 07/18/05             4.30%
 07/19/05             4.30%
 07/20/05             4.31%
 07/21/05             4.31%
 07/22/05             4.36%
 07/23/05             4.36%
 07/24/05             4.36%
 07/25/05             4.34%
 07/26/05             4.32%
 07/27/05             4.32%
 07/28/05             4.32%
 07/29/05             4.29%
 07/30/05             4.29%
 07/31/05             4.29%
 08/01/05             4.29%
 08/02/05             4.32%
 08/03/05             4.33%
 08/04/05             4.30%
 08/05/05             4.29%
 08/06/05             4.29%
 08/07/05             4.29%
 08/08/05             4.32%
 08/09/05             4.34%
 08/10/05             4.34%
 08/11/05             4.34%
 08/12/05             4.33%
 08/13/05             4.33%
 08/14/05             4.33%
 08/15/05             4.31%
 08/16/05             4.30%
 08/17/05             4.27%
 08/18/05             4.27%
 08/19/05             4.27%
 08/20/05             4.27%
 08/21/05             4.27%
 08/22/05             4.25%
 08/23/05             4.25%
 08/24/05             4.25%
 08/25/05             4.25%
 08/26/05             4.24%
 08/27/05             4.24%
 08/28/05             4.24%
 08/29/05             4.22%
 08/30/05             4.22%
 08/31/05             4.22%
 09/01/05             4.21%
 09/02/05             4.18%
 09/03/05             4.18%
 09/04/05             4.18%
 09/05/05             4.18%
 09/06/05             4.17%
 09/07/05             4.17%
 09/08/05             4.19%
 09/09/05             4.21%
 09/10/05             4.21%
 09/11/05             4.21%
 09/12/05             4.21%
 09/13/05             4.24%
 09/14/05             4.22%
 09/15/05             4.23%
 09/16/05             4.27%
 09/17/05             4.27%
 09/18/05             4.27%
 09/19/05             4.30%
 09/20/05             4.31%
 09/21/05             4.31%
 09/22/05             4.29%
 09/23/05             4.29%
 09/24/05             4.29%
 09/25/05             4.29%
 09/26/05             4.32%
 09/27/05             4.32%
 09/28/05             4.33%
 09/29/05             4.33%
 09/30/05             4.34%
 10/01/05             4.34%
 10/02/05             4.34%
 10/03/05             4.34%
 10/04/05             4.38%
 10/05/05             4.36%
 10/06/05             4.36%
 10/07/05             4.37%
 10/08/05             4.37%
 10/09/05             4.37%
 10/10/05             4.37%
 10/11/05             4.38%
 10/12/05             4.38%
 10/13/05             4.41%
 10/14/05             4.40%
 10/15/05             4.40%
 10/16/05             4.40%
 10/17/05             4.42%
 10/18/05             4.44%
 10/19/05             4.44%
 10/20/05             4.43%
 10/21/05             4.43%
 10/22/05             4.43%
 10/23/05             4.43%
 10/24/05             4.43%
 10/25/05             4.43%
 10/26/05             4.40%
 10/27/05             4.43%
 10/28/05             4.43%
 10/29/05             4.43%
 10/30/05             4.43%
 10/31/05             4.43%
*Source: Bloomberg

NORTH AMERICAN GOVERNMENT BOND FUND

  The Fund's U.S. Treasury section followed a duration posture similar to the Total Return U.S. Treasury Fund in that its duration was in excess of the Treasury Market as a whole. The Fund also holds Canadian and Mexican government bonds for the purpose of adding to total return through a combination of bond market return and currency conversion. The Fund typically has 20% or more of its portfolio invested in those two markets. This allocation in general helped the performance this year. The Fund's active management lowered the Mexican position because of a closely contested Presidential election. Since the election, a smooth transition has meant an increase in the Mexican proportion. At fiscal year end, the portion outside the U.S. is back above 20%. The Fund's total return for the year, A shares +6.04% and C shares +5.38%, are above the Lehman U.S. Treasury index.

MANAGEMENT DISCUSSION AND ANALYSIS


ISI STRATEGY FUND

  During the past year, the Fund was on average 75.6% in equities. This represents an overweighting in equities where 60% is the policy norm and has helped the Fund's performance this year. ISI expects that equities would benefit from a mid-cycle slowdown that allows the Fed to ease. Since the late June Fed pause in its rate hike regime, the stock market has staged a sizable rally moving from the roughly 12,500 on the Dow Jones Wilshire 5000 Index to 13,800 at fiscal year end. During the year, the Treasury portion of the Fund has been invested in a similar manner to the Total Return U.S. Treasury Fund in that its duration was longer than the Treasury Market as a whole. The average duration of the Treasury section was 6.1 years during the year while the Lehman Treasury Index had a 5.2 year duration. This also helped the Fund's performance.

                                    [CHART]

   Date                  Px Last
10/31/2005               12063.24
11/1/2005                12030.72
11/2/2005                12168.14
11/3/2005                12218.27
11/4/2005                12219.6
11/7/2005                12252.09
11/8/2005                12204.36
11/9/2005                12227.01
11/10/2005               12324.98
11/11/2005               12362.86
11/14/2005               12353.81
11/15/2005               12293.6
11/16/2005               12308.3
11/17/2005               12442.36
11/18/2005               12495.11
11/21/2005               12570.44
11/22/2005               12636.74
11/23/2005               12678.87
11/25/2005               12702.41
11/28/2005               12573.66
11/29/2005               12575.6
11/30/2005               12521.92
12/1/2005                12685.1
12/2/2005                12692.76
12/5/2005                12652.57
12/6/2005                12667.57
12/7/2005                12606.18
12/8/2005                12605.72
12/9/2005                12640.82
12/12/2005               12655.3
12/13/2005               12709.58
12/14/2005               12755.58
12/15/2005               12724.48
12/16/2005               12688.71
12/19/2005               12595.49
12/20/2005               12598.37
12/21/2005               12642.33
12/22/2005               12700.27
12/23/2005               12711.69
12/26/2005               12711.69
12/27/2005               12586.3
12/28/2005               12610.84
12/29/2005               12576.71
12/30/2005               12517.69
1/2/2006                 12517.69
1/3/2006                 12713.88
1/4/2006                 12773.49
1/5/2006                 12779.82
1/6/2006                 12901.69
1/9/2006                 12963
1/10/2006                12974.77
1/11/2006                13011.23
1/12/2006                12928.55
1/13/2006                12944.57
1/16/2006                12944.57
1/17/2006                12896.94
1/18/2006                12851.29
1/19/2006                12939.24
1/20/2006                12715.03
1/23/2006                12744.33
1/24/2006                12801.92
1/25/2006                12772.31
1/26/2006                12874.23
1/27/2006                12963.41
1/30/2006                12979.43
1/31/2006                12953.63
2/1/2006                 12965.8
2/2/2006                 12852
2/3/2006                 12787.31
2/6/2006                 12807.1
2/7/2006                 12685.82
2/8/2006                 12776.94
2/9/2006                 12752.74
2/10/2006                12774.53
2/13/2006                12714.89
2/14/2006                12836.79
2/15/2006                12887.76
2/16/2006                12987.59
2/17/2006                12971.56
2/20/2006                12971.56
2/21/2006                12928.85
2/22/2006                13023
2/23/2006                12986.09
2/24/2006                13010.58
2/27/2006                13059.91
2/28/2006                12922.27
3/1/2006                 13037.69
3/2/2006                 13022.96
3/3/2006                 13004.51
3/6/2006                 12912.35
3/7/2006                 12857.69
3/8/2006                 12874.78
3/9/2006                 12816.13
3/10/2006                12907.02
3/13/2006                12933.22
3/14/2006                13066.98
3/15/2006                13130.68
3/16/2006                13150.36
3/17/2006                13177.06
3/20/2006                13163.13
3/21/2006                13073.99
3/22/2006                13155.58
3/23/2006                13136
3/24/2006                13166.77
3/27/2006                13158.03
3/28/2006                13088.44
3/29/2006                13204.93
3/30/2006                13183.5
3/31/2006                13155.44
4/3/2006                 13161.77
4/4/2006                 13233.3
4/5/2006                 13292.31
4/6/2006                 13272.7
4/7/2006                 13139.18
4/10/2006                13136.85
4/11/2006                13026.41
4/12/2006                13049.89
4/13/2006                13065.26
4/17/2006                13034.13
4/18/2006                13261.91
4/19/2006                13312.87
4/20/2006                13315.83
4/21/2006                13310.59
4/24/2006                13271.95
4/25/2006                13215.06
4/26/2006                13240.71
4/27/2006                13268.97
4/28/2006                13280.93
5/1/2006                 13231.42
5/2/2006                 13303.96
5/3/2006                 13263.69
5/4/2006                 13318.34
5/5/2006                 13457.28
5/8/2006                 13455.19
5/9/2006                 13456.79
5/10/2006                13430.37
5/11/2006                13246.78
5/12/2006                13078.72
5/15/2006                13083.86
5/16/2006                13066.1
5/17/2006                12850.29
5/18/2006                12760.07
5/19/2006                12811.8
5/22/2006                12743.01
5/23/2006                12689.57
5/24/2006                12695.54
5/25/2006                12855.02
5/26/2006                12933.29
5/29/2006                12933.29
5/30/2006                12724.22
5/31/2006                12841.69
6/1/2006                 13008.66
6/2/2006                 13035.78
6/5/2006                 12791.6
6/6/2006                 12755.47
6/7/2006                 12678.57
6/8/2006                 12679.31
6/9/2006                 12629.22
6/12/2006                12440.96
6/13/2006                12296.92
6/14/2006                12354.88
6/15/2006                12645.7
6/16/2006                12594.94
6/19/2006                12470.7
6/20/2006                12459.42
6/21/2006                12602.32
6/22/2006                12540.21
6/23/2006                12549.96
6/26/2006                12616.99
6/27/2006                12495.19
6/28/2006                12553.7
6/29/2006                12845.77
6/30/2006                12849.29
7/3/2006                 12945.1
7/4/2006                 12945.1
7/5/2006                 12835.89
7/6/2006                 12861.98
7/7/2006                 12760.34
7/10/2006                12770.84
7/11/2006                12822.77
7/12/2006                12677.95
7/13/2006                12497.96
7/14/2006                12424.71
7/17/2006                12395.95
7/18/2006                12418.44
7/19/2006                12663.34
7/20/2006                12520.43
7/21/2006                12407.16
7/24/2006                12627.88
7/25/2006                12719.87
7/26/2006                12706.63
7/27/2006                12634.11
7/28/2006                12798.61
7/31/2006                12789.67
8/1/2006                 12715.25
8/2/2006                 12793.46
8/3/2006                 12826.14
8/4/2006                 12811.6
8/7/2006                 12767.12
8/8/2006                 12710.26
8/9/2006                 12642.95
8/10/2006                12702.92
8/11/2006                12641.21
8/14/2006                12657.52
8/15/2006                12842.07
8/16/2006                12959.02
8/17/2006                12979.88
8/18/2006                13021.35
8/21/2006                12966.22
8/22/2006                12979.45
8/23/2006                12906.27
8/24/2006                12928.51
8/25/2006                12921.56
8/28/2006                12996.43
8/29/2006                13037.77
8/30/2006                13053.81
8/31/2006                13062.54
9/1/2006                 13128.38
9/4/2006                 13128.38
9/5/2006                 13162.35
9/6/2006                 13012.79
9/7/2006                 12948.96
9/8/2006                 12992.3
9/11/2006                12987.75
9/12/2006                13142.95
9/13/2006                13204.04
9/14/2006                13180.4
9/15/2006                13213.39
9/18/2006                13222.58
9/19/2006                13187.3
9/20/2006                13259.63
9/21/2006                13186.04
9/22/2006                13137.63
9/25/2006                13250.34
9/26/2006                13346.31
9/27/2006                13362.03
9/28/2006                13384.27
9/29/2006                13345.97
10/2/2006                13289.42
10/3/2006                13305.78
10/4/2006                13474.56
10/5/2006                13535.05
10/6/2006                13494.83
10/9/2006                13523.42
10/10/2006               13556.55
10/11/2006               13513.91
10/12/2006               13657.6
10/13/2006               13696.31
10/16/2006               13747.62
10/17/2006               13690.61
10/18/2006               13701.75
10/19/2006               13721.8
10/20/2006               13717.71
10/23/2006               13797.13
10/24/2006               13801.65
10/25/2006               13854.18
10/26/2006               13943.82
10/27/2006               13820.42
10/30/2006               13834.28
10/31/2006               13829.07

TOTAL RETURN US TREASURY FUND - ISI SHARES PERFORMANCE COMPARISON/1 /

                                    [CHART]

Total Return US Treasury Fund - ISI Shares, Lehman Brothers Treasury Index, Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long-Term Treasury Index:
Value of a $10,000 Investment (for 10 Years ended October 31, 2006)


           Total Return                     Lehman Brothers
           US Treasury                       Intermediate     Lehman Brothers
              Fund -      Lehman Brothers      Treasury          Long-Term
            ISI Shares     Treasury Index        Index        Treasury Index
           ------------   ---------------   ---------------   ---------------
 10/31/1996  $9,700        $10,000             $10,000          $10,000
 11/30/1996   9,963         10,173              10,120           10,334
 12/31/1996   9,768         10,068              10,065           10,083
  1/31/1997   9,731         10,078              10,102           10,011
  2/28/1997   9,724         10,091              10,117           10,016
  3/31/1997   9,576          9,982              10,058            9,759
  4/30/1997   9,721         10,125              10,170            9,995
  5/31/1997   9,816         10,213              10,250           10,107
  6/30/1997   9,962         10,327              10,336           10,302
  7/31/1997  10,378         10,623              10,530           10,907
  8/31/1997  10,184         10,515              10,488           10,603
  9/30/1997  10,364         10,675              10,602           10,895
 10/31/1997  10,577         10,861              10,727           11,263
 11/30/1997  10,654         10,917              10,751           11,412
 12/31/1997  10,805         11,032              10,839           11,603
  1/31/1998  10,968         11,201              10,985           11,840
  2/28/1998  10,918         11,168              10,970           11,754
  3/31/1998  10,943         11,198              11,003           11,779
  4/30/1998  10,968         11,248              11,055           11,823
  5/31/1998  11,123         11,365              11,132           12,049
  6/30/1998  11,301         11,496              11,207           12,329
  7/31/1998  11,283         11,514              11,251           12,277
  8/31/1998  11,727         11,827              11,473           12,831
  9/30/1998  12,064         12,157              11,750           13,301
 10/31/1998  11,900         12,118              11,773           13,100
 11/30/1998  11,982         12,115              11,729           13,200
 12/31/1998  11,972         12,139              11,774           13,173
  1/31/1999  12,045         12,209              11,825           13,291
  2/28/1999  11,630         11,898              11,653           12,638
  3/31/1999  11,633         11,943              11,730           12,609
  4/30/1999  11,672         11,972              11,763           12,626
  5/31/1999  11,534         11,860              11,688           12,428
  6/30/1999  11,454         11,835              11,709           12,296
  7/31/1999  11,410         11,825              11,720           12,237
  8/31/1999  11,365         11,827              11,744           12,189
  9/30/1999  11,454         11,917              11,835           12,279
 10/31/1999  11,445         11,930              11,851           12,287
 11/30/1999  11,388         11,908              11,856           12,204
 12/31/1999  11,293         11,829              11,822           12,021
  1/31/2000  11,420         11,859              11,790           12,193
  2/29/2000  11,661         12,038              11,882           12,561
  3/31/2000  11,965         12,277              12,034           12,990
  4/30/2000  11,931         12,238              12,025           12,886
  5/31/2000  11,896         12,257              12,076           12,840
  6/30/2000  12,091         12,463              12,250           13,118
  7/31/2000  12,249         12,592              12,333           13,343
  8/31/2000  12,471         12,777              12,461           13,648
  9/30/2000  12,372         12,787              12,557           13,482
 10/31/2000  12,532         12,911              12,640           13,693
 11/30/2000  12,810         13,176              12,823           14,125
 12/31/2000  13,077         13,427              13,036           14,458
  1/31/2001  13,108         13,537              13,190           14,482
  2/28/2001  13,298         13,700              13,312           14,730
  3/31/2001  13,262         13,744              13,417           14,656
  4/30/2001  12,997         13,573              13,364           14,257
  5/31/2001  13,028         13,616              13,419           14,275
  6/30/2001  13,073         13,689              13,467           14,398
  7/31/2001  13,459         14,030              13,712           14,934
  8/31/2001  13,683         14,216              13,830           15,253
  9/30/2001  13,784         14,442              14,116           15,367
 10/31/2001  14,232         14,842              14,331           16,122
 11/30/2001  13,762         14,474              14,168           15,356
 12/31/2001  13,626         14,333              14,100           15,067
  1/31/2002  13,715         14,430              14,139           15,212
  2/28/2002  13,804         14,560              14,256           15,439
  3/31/2002  13,481         14,210              14,038           14,815
  4/30/2002  13,829         14,563              14,289           15,377
  5/31/2002  13,890         14,645              14,387           15,426
  6/30/2002  14,124         14,851              14,562           15,703
  7/31/2002  14,476         15,203              14,853           16,187
  8/31/2002  14,903         15,532              15,009           16,894
  9/30/2002  15,302         15,951              15,297           17,598
 10/31/2002  15,054         15,774              15,269           17,092
 11/30/2002  14,909         15,618              15,127           16,903
 12/31/2002  15,269         16,024              15,408           17,596
  1/31/2003  15,212         15,975              15,364           17,536
  2/28/2003  15,485         16,250              15,530           18,067
  3/31/2003  15,397         16,182              15,529           17,840
  4/30/2003  15,476         16,258              15,560           18,021
  5/31/2003  15,964         16,726              15,801           19,034
  6/30/2003  15,861         16,624              15,776           18,744
  7/31/2003  15,145         15,894              15,431           17,068
  8/31/2003  15,225         15,988              15,453           17,340
  9/30/2003  15,644         16,470              15,773           18,243
 10/31/2003  15,400         16,219              15,618           17,735
 11/30/2003  15,434         16,239              15,614           17,821
 12/31/2003  15,542         16,383              15,732           18,033
  1/31/2004  15,674         16,523              15,810           18,342
  2/29/2004  15,865         16,727              15,957           18,707
  3/31/2004  15,990         16,884              16,069           18,991
  4/30/2004  15,461         16,341              15,706           17,926
  5/31/2004  15,423         16,285              15,661           17,838
  6/30/2004  15,501         16,350              15,694           18,001
  7/31/2004  15,612         16,506              15,801           18,306
  8/31/2004  15,940         16,848              16,032           18,985
  9/30/2004  15,968         16,891              16,040           19,145
 10/31/2004  16,114         17,025              16,128           19,427
 11/30/2004  15,890         16,796              15,962           18,995
 12/31/2004  16,071         16,963              16,051           19,422
  1/31/2005  16,270         17,086              16,068           19,912
  2/28/2005  16,132         16,947              15,964           19,655
  3/31/2005  16,079         16,892              15,930           19,524
  4/30/2005  16,368         17,189              16,124           20,192
  5/31/2005  16,607         17,399              16,248           20,716
  6/30/2005  16,761         17,505              16,299           21,026
  7/31/2005  16,482         17,268              16,148           20,475
  8/31/2005  16,793         17,542              16,333           21,071
  9/30/2005  16,513         17,309              16,199           20,466
 10/31/2005  16,336         17,174              16,128           20,089
 11/30/2005  16,405         17,257              16,199           20,214
 12/31/2005  16,666         17,436              16,301           20,685
  1/31/2006  16,577         17,384              16,284           20,496
  2/28/2006  16,628         17,409              16,279           20,641
  3/31/2006  16,325         17,222              16,223           19,937
  4/30/2006  16,181         17,151              16,230           19,549
  5/31/2006  16,161         17,156              16,237           19,550
  6/30/2006  16,177         17,211              16,269           19,700
  7/31/2006  16,463         17,424              16,440           20,077
  8/31/2006  16,803         17,680              16,624           20,629
  9/30/2006  17,018         17,844              16,745           20,966
 10/31/2006  17,125         17,935              16,819           21,120


                              Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods Ending                                               Since                                        Since
October 31, 2006          1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
Total Return US
 Treasury Fund - ISI
 Shares                   1.67%   7.83%  16.67%   71.25%    239.86%    1.67%   2.54%   3.13%   5.53%      6.94%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Treasury
 Index/3/                 4.43%  10.58%  20.84%   79.35%    266.70%    4.43%   3.41%   3.86%   6.02%      7.41%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate
 Treasury Index/3/        4.29%   7.68%  17.36%   68.19%    225.56%    4.29%   2.50%   3.25%   5.34%      6.71%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Long-Term Treasury
 Index/3/                 5.13%  19.09%  31.00%  111.20%    402.81%    5.13%   6.00%   5.55%   7.76%      9.30%
-------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distribution of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately 9.6 years. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
/2/ The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
/3/ The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

MANAGED MUNICIPAL FUND - ISI SHARES PERFORMANCE COMPARISON/1 /

                                     [CHART]

Managed Municipal Fund - ISI Shares, Lehman Brothers General Obligation Index, Lehman Brothers Prerefunded Municipal Bond Index and Consumer Price Index:
Value of a $10,000 Investment (for 10 Years ended October 31, 2006)

                                                Lehman Brothers
               Managed        Lehman Brothers     Prerefunded
           Municipal Fund -     General          Municipal Bond  Consumer Price
             ISI Shares      Obligation Index        Index           Index
           --------------    ----------------   ---------------  -------------
10/31/1996    $9,700              $10,000           $10,000        $10,000
11/30/1996     9,868               10,186            10,123         10,019
12/31/1996     9,804               10,145            10,099         10,019
 1/31/1997     9,804               10,173            10,136         10,051
 2/28/1997     9,874               10,265            10,216         10,082
 3/31/1997     9,738               10,133            10,104         10,107
 4/30/1997     9,818               10,212            10,138         10,120
 5/31/1997     9,964               10,364            10,282         10,114
 6/30/1997    10,073               10,476            10,350         10,126
 7/31/1997    10,373               10,747            10,525         10,139
 8/31/1997    10,225               10,652            10,475         10,158
 9/30/1997    10,365               10,773            10,565         10,183
10/31/1997    10,418               10,832            10,607         10,208
11/30/1997    10,462               10,883            10,631         10,202
12/31/1997    10,627               11,038            10,722         10,190
 1/31/1998    10,735               11,152            10,816         10,208
 2/28/1998    10,710               11,160            10,846         10,227
 3/31/1998    10,716               11,170            10,843         10,246
 4/30/1998    10,651               11,111            10,810         10,265
 5/31/1998    10,845               11,295            10,944         10,284
 6/30/1998    10,870               11,335            10,983         10,297
 7/31/1998    10,885               11,362            11,024         10,310
 8/31/1998    11,082               11,542            11,143         10,322
 9/30/1998    11,219               11,697            11,235         10,335
10/31/1998    11,203               11,699            11,277         10,360
11/30/1998    11,229               11,738            11,312         10,360
12/31/1998    11,270               11,775            11,331         10,354
 1/31/1999    11,404               11,930            11,453         10,379
 2/28/1999    11,327               11,869            11,454         10,392
 3/31/1999    11,311               11,873            11,451         10,423
 4/30/1999    11,348               11,907            11,485         10,499
 5/31/1999    11,233               11,840            11,443         10,499
 6/30/1999    11,054               11,666            11,344         10,499
 7/31/1999    11,096               11,712            11,412         10,531
 8/31/1999    10,980               11,644            11,412         10,556
 9/30/1999    10,927               11,654            11,448         10,606
10/31/1999    10,799               11,553            11,436         10,625
11/30/1999    10,938               11,670            11,493         10,632
12/31/1999    10,841               11,597            11,462         10,632
 1/31/2000    10,766               11,554            11,477         10,663
 2/29/2000    10,939               11,669            11,522         10,726
 3/31/2000    11,211               11,904            11,621         10,815
 4/30/2000    11,102               11,843            11,614         10,821
 5/31/2000    11,025               11,781            11,615         10,834
 6/30/2000    11,344               12,083            11,782         10,891
 7/31/2000    11,510               12,243            11,887         10,916
 8/31/2000    11,665               12,418            11,992         10,916
 9/30/2000    11,565               12,354            11,982         10,973
10/31/2000    11,711               12,484            12,056         10,992
11/30/2000    11,823               12,572            12,117         10,998
12/31/2000    12,172               12,868            12,287         10,992
 1/31/2001    12,229               13,009            12,461         11,061
 2/28/2001    12,274               13,048            12,506         11,105
 3/31/2001    12,365               13,162            12,596         11,131
 4/30/2001    12,182               13,026            12,538         11,175
 5/31/2001    12,308               13,158            12,658         11,226
 6/30/2001    12,400               13,239            12,725         11,244
 7/31/2001    12,574               13,427            12,849         11,213
 8/31/2001    12,771               13,645            13,005         11,213
 9/30/2001    12,690               13,615            13,055         11,263
10/31/2001    12,853               13,754            13,171         11,226
11/30/2001    12,736               13,633            13,082         11,207
12/31/2001    12,654               13,524            13,025         11,162
 1/31/2002    12,820               13,746            13,215         11,188
 2/28/2002    12,975               13,913            13,358         11,232
 3/31/2002    12,712               13,647            13,087         11,295
 4/30/2002    12,928               13,929            13,337         11,358
 5/31/2002    13,025               14,005            13,421         11,358
 6/30/2002    13,121               14,162            13,557         11,364
 7/31/2002    13,279               14,337            13,703         11,377
 8/31/2002    13,462               14,501            13,821         11,415
 9/30/2002    13,743               14,794            14,020         11,434
10/31/2002    13,510               14,555            13,857         11,453
11/30/2002    13,448               14,483            13,811         11,453
12/31/2002    13,758               14,767            14,097         11,428
 1/31/2003    13,683               14,742            14,080         11,478
 2/28/2003    13,870               14,945            14,238         11,567
 3/31/2003    13,883               14,974            14,215         11,636
 4/30/2003    13,983               15,071            14,288         11,611
 5/31/2003    14,248               15,403            14,527         11,592
 6/30/2003    14,121               15,329            14,486         11,605
 7/31/2003    13,588               14,820            14,149         11,617
 8/31/2003    13,741               14,958            14,233         11,661
 9/30/2003    14,125               15,386            14,547         11,699
10/31/2003    14,035               15,283            14,473         11,687
11/30/2003    14,177               15,409            14,541         11,655
12/31/2003    14,293               15,518            14,623         11,642
 1/31/2004    14,293               15,595            14,677         11,699
 2/29/2004    14,548               15,840            14,857         11,762
 3/31/2004    14,425               15,798            14,772         11,838
 4/30/2004    14,040               15,442            14,500         11,876
 5/31/2004    13,943               15,421            14,437         11,946
 6/30/2004    14,003               15,481            14,477         11,984
 7/31/2004    14,210               15,669            14,624         11,965
 8/31/2004    14,483               15,968            14,867         11,971
 9/30/2004    14,531               16,046            14,887         11,996
10/31/2004    14,633               16,172            14,966         12,059
11/30/2004    14,494               16,031            14,858         12,066
12/31/2004    14,663               16,206            14,977         12,021
 1/31/2005    14,779               16,328            15,005         12,047
 2/28/2005    14,709               16,264            14,946         12,116
 3/31/2005    14,570               16,151            14,839         12,211
 4/30/2005    14,813               16,401            15,020         12,293
 5/31/2005    14,905               16,514            15,067         12,280
 6/30/2005    14,999               16,603            15,149         12,287
 7/31/2005    14,900               16,508            15,069         12,344
 8/31/2005    15,048               16,672            15,168         12,407
 9/30/2005    14,935               16,559            15,122         12,558
10/31/2005    14,808               16,455            15,057         12,584
11/30/2005    14,861               16,532            15,099         12,483
12/31/2005    15,016               16,668            15,172         12,432
 1/31/2006    15,056               16,714            15,209         12,527
 2/28/2006    15,151               16,810            15,236         12,552
 3/31/2006    14,993               16,689            15,168         12,622
 4/30/2006    14,920               16,679            15,196         12,729
 5/31/2006    15,016               16,754            15,259         12,792
 6/30/2006    14,900               16,693            15,199         12,817
 7/31/2006    15,096               16,884            15,340         12,855
 8/31/2006    15,350               17,134            15,495         12,881
 9/30/2006    15,447               17,251            15,586         12,817
10/31/2006    15,501               17,346            15,649         12,748


                              Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods                                                      Since                                        Since
Ending October 31, 2006   1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
Managed Municipal Fund -
 ISI Shares               1.54%   7.11%  16.98%   55.01%    144.36%    1.54%   2.31%   3.19%   4.48%      5.50%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 General Obligation
 Index/3/                 5.41%  13.50%  26.12%   73.46%    185.69%    5.41%   4.31%   4.75%   5.66%      6.50%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Prerefunded Municipal
 Bond Index/3/            3.93%   8.12%  18.81%   56.49%    146.02%    3.93%   2.64%   3.51%   4.58%      5.55%
-------------------------------------------------------------------------------------------------------------------
Consumer Price Index/4/   1.31%   9.08%  13.56%   27.48%    163.10%    1.31%   2.94%   2.58%   2.46%      3.67%
-------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
/2/ The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
/3/ The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and contains only bonds from the main index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.

NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A AND ISI CLASS C SHARES PERFORMANCE COMPARISON/1 /

                                     [CHART]

North American Government Bond Fund - ISI Class A Shares, Lehman Brothers Intermediate Treasury Index, Lehman Brothers Emerging Americas Index:
Mexico Section/Citigroup US Broad Investment-Grade Bond Index Mexico Sector and Consumer Price Index: Value of a $10,000 Investment (for 10 Years ended October 31, 2006)

                                          Lehman Brothers Emerging
                                           Americas Index: Mexico
           North American                    Section/Citigroup
             Government    Lehman Brothers  US Broad Investment-   Consumer
           Bond Fund - ISI   Intermediate    Grade Bond Index       Price
           Class A Shares   Treasury Index   Mexico Sector/5/       Index
           --------------   -------------- --------------------- ------------
10/31/1996    $9,700          $10,000         $10,000             $10,000
11/30/1996     9,979           10,120          10,359              10,019
12/31/1996     9,797           10,065          10,453              10,019
 1/31/1997     9,797           10,102          10,817              10,051
 2/28/1997     9,808           10,117          11,004              10,082
 3/31/1997     9,680           10,058          10,571              10,107
 4/30/1997     9,809           10,170          10,837              10,120
 5/31/1997     9,939           10,250          11,228              10,114
 6/30/1997    10,082           10,336          11,468              10,126
 7/31/1997    10,538           10,530          11,982              10,139
 8/31/1997    10,370           10,488          11,879              10,158
 9/30/1997    10,589           10,602          12,211              10,183
10/31/1997    10,686           10,727          11,651              10,208
11/30/1997    10,785           10,751          11,946              10,202
12/31/1997    10,972           10,839          12,195              10,190
 1/31/1998    11,072           10,985          12,454              10,208
 2/28/1998    11,047           10,970          12,565              10,227
 3/31/1998    11,098           11,003          12,664              10,246
 4/30/1998    11,149           11,055          12,700              10,265
 5/31/1998    11,213           11,132          12,588              10,284
 6/30/1998    11,342           11,207          12,528              10,297
 7/31/1998    11,355           11,251          12,648              10,310
 8/31/1998    11,552           11,473          10,659              10,322
 9/30/1998    11,830           11,750          11,021              10,335
10/31/1998    11,750           11,773          11,397              10,360
11/30/1998    11,857           11,729          12,143              10,360
12/31/1998    11,897           11,774          12,108              10,354
 1/31/1999    11,939           11,825          11,978              10,379
 2/28/1999    11,662           11,653          12,039              10,392
 3/31/1999    11,760           11,730          12,601              10,423
 4/30/1999    11,858           11,763          12,995              10,499
 5/31/1999    11,660           11,688          12,429              10,499
 6/30/1999    11,675           11,709          12,599              10,499
 7/31/1999    11,660           11,720          12,465              10,531
 8/31/1999    11,646           11,744          12,594              10,556
 9/30/1999    11,734           11,835          12,892              10,606
10/31/1999    11,719           11,851          13,131              10,625
11/30/1999    11,749           11,856          13,508              10,632
12/31/1999    11,704           11,822          13,861              10,632
 1/31/2000    11,795           11,790          13,758              10,663
 2/29/2000    12,037           11,882          14,405              10,726
 3/31/2000    12,327           12,034          14,786              10,815
 4/30/2000    12,265           12,025          14,584              10,821
 5/31/2000    12,249           12,076          14,300              10,834
 6/30/2000    12,389           12,250          14,862              10,891
 7/31/2000    12,593           12,333          15,222              10,916
 8/31/2000    12,799           12,461          15,604              10,916
 9/30/2000    12,751           12,557          15,641              10,973
10/31/2000    12,848           12,640          15,486              10,992
11/30/2000    13,123           12,823          15,721              10,998
12/31/2000    13,352           13,036          15,954              10,992
 1/31/2001    13,418           13,190          16,252              11,061
 2/28/2001    13,584           13,312          16,137              11,105
 3/31/2001    13,651           13,417          16,203              11,131
 4/30/2001    13,550           13,364          16,299              11,175
 5/31/2001    13,634           13,419          16,674              11,226
 6/30/2001    13,719           13,467          17,005              11,244
 7/31/2001    14,011           13,712          17,042              11,213
 8/31/2001    14,220           13,830          17,390              11,213
 9/30/2001    14,238           14,116          16,954              11,263
10/31/2001    14,730           14,331          17,626              11,226
11/30/2001    14,359           14,168          17,707              11,207
12/31/2001    14,269           14,100          17,948              11,162
 1/31/2002    14,359           14,139          18,234              11,188
 2/28/2002    14,467           14,256          18,796              11,232
 3/31/2002    14,248           14,038          18,513              11,295
 4/30/2002    14,450           14,289          18,937              11,358
 5/31/2002    14,469           14,387          18,947              11,358
 6/30/2002    14,577           14,562          18,643              11,364
 7/31/2002    14,855           14,853          18,435              11,377
 8/31/2002    15,247           15,009          19,212              11,415
 9/30/2002    15,508           15,297          19,176              11,434
10/31/2002    15,352           15,269          19,569              11,453
11/30/2002    15,291           15,127          19,988              11,453
12/31/2002    15,535           15,408          20,525              11,428
 1/31/2003    15,433           15,364          20,428              11,478
 2/28/2003    15,664           15,530          20,831              11,567
 3/31/2003    15,660           15,529          21,231              11,636
 4/30/2003    15,934           15,560          21,973              11,611
 5/31/2003    16,508           15,801          22,644              11,592
 6/30/2003    16,444           15,776          22,558              11,605
 7/31/2003    15,694           15,431          21,603              11,617
 8/31/2003    15,690           15,453          21,850              11,661
 9/30/2003    16,155           15,773          22,717              11,699
10/31/2003    15,987           15,618          22,463              11,687
11/30/2003    15,900           15,614          22,558              11,655
12/31/2003    16,063           15,732          22,867              11,642
 1/31/2004    16,229           15,810          23,106              11,699
 2/29/2004    16,399           15,957          23,580              11,762
 3/31/2004    16,527           16,069          24,030              11,838
 4/30/2004    15,903           15,706          22,932              11,876
 5/31/2004    15,795           15,661          22,791              11,946
 6/30/2004    15,817           15,694          22,868              11,984
 7/31/2004    16,014           15,801          23,329              11,965
 8/31/2004    16,322           16,032          24,126              11,971
 9/30/2004    16,410           16,040          24,195              11,996
10/31/2004    16,566           16,128          24,531              12,059
11/30/2004    16,476           15,962          24,363              12,066
12/31/2004    16,724           16,051          24,785              12,021
 1/31/2005    16,859           16,068          25,185              12,047
 2/28/2005    16,723           15,964          25,167              12,116
 3/31/2005    16,655           15,930          24,541              12,211
 4/30/2005    16,929           16,124          24,934              12,293
 5/31/2005    17,297           16,248          25,701              12,280
 6/30/2005    17,551           16,299          25,957              12,287
 7/31/2005    17,343           16,148          25,883              12,344
 8/31/2005    17,669           16,333          26,325              12,407
 9/30/2005    17,505           16,199          26,309              12,558
10/31/2005    17,294           16,128          26,002              12,584
11/30/2005    17,482           16,199          26,488              12,483
12/31/2005    17,766           16,301          26,741              12,432
 1/31/2006    17,766           16,284          26,783              12,527
 2/28/2006    17,838           16,279          27,118              12,552
 3/31/2006    17,431           16,223          26,238              12,622
 4/30/2006    17,335           16,230          26,121              12,729
 5/31/2006    17,310           16,237          25,727              12,792
 6/30/2006    17,310           16,269          25,861              12,817
 7/31/2006    17,676           16,440          26,656              12,855
 8/31/2006    18,018           16,624          27,355              12,881
 9/30/2006    18,165           16,745          27,539              12,817
10/31/2006    18,338           16,819          27,917              12,748

                              Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods                                                      Since                                        Since
Ending October 31, 2006   1 Year 3 Years 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
North American
 Government Bond Fund -
 ISI Class A Shares       2.81%  11.25%  20.74%   83.38%    115.64%    2.81%   3.62%   3.84%    6.25%      5.73%
-------------------------------------------------------------------------------------------------------------------
North American
 Government Bond Fund -
 ISI Class C Shares       4.35%  12.46%       -        -   9.51%/3/    4.35%   3.99%       -        -   2.66%/3/
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate Treasury
 Index/4/                 4.29%   7.68%  17.36%   68.19%    225.56%    4.29%   2.50%   3.25%    5.34%      6.71%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Emerging
 Americas Index: Mexico
 Section/Citigroup US
 Broad Investment-Grade
 Bond Index Mexico
 Sector/5/                7.36%  24.28%  58.39%  179.17%    304.04%    7.36%   7.51%   9.63%   10.81%     10.66%
-------------------------------------------------------------------------------------------------------------------
Consumer Price Index/6/   1.31%   9.08%  13.56%   27.48%    163.10%    1.31%   2.94%   2.58%    2.46%      3.67%
-------------------------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A AND ISI CLASS C SHARES PERFORMANCE COMPARISON/1 /


/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A Shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
/2/ ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
/3/ ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Lehman Brothers Intermediate Treasury Index from May 31, 2003 through October 31, 2006 were 6.44% and 1.84%, respectively.
/4/ The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/5/ Reflects the performance of the Lehman Brothers Emerging Americas Index:
    Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through
    October 31, 2006. The Lehman Brothers Emerging Americas Index: Mexico Section has been discontinued. Lehman Brothers Emerging Americas Index:
    Mexico Section was an unmanaged sub-index of the Lehman Brothers Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/6/ The Consumer Price Index is a widely used measure of inflation.

ISI STRATEGY FUND - ISI SHARES PERFORMANCE COMPARISON/1 /

                                    [CHART]

ISI Strategy Fund - ISI Shares, Dow Jones Wilshire 5000 (Full Cap) Index, Consumer Price Index and Lipper Flexible Portfolio Funds
Average: Value of a $10,000 Investment (since inception/2/):

                                                                Lipper Flexible
             ISI Strategy      Dow Jones                          Portfolio
               Fund -       Wilshire 5000    Consumer Price         Funds
             ISI Shares    (Full Cap) Index       Index           Average
             ------------   ----------------  --------------   ---------------
  9/16/1997      $9,700     $10,000            $10,000      $10,000
  9/30/1997       9,719      10,000              10,000      10,000
 10/31/1997       9,554       9,667              10,025       9,741
 11/30/1997       9,767       9,983              10,019       9,897
 12/31/1997       9,933      10,168              10,006      10,032
  1/31/1998      10,020      10,223              10,025      10,082
  2/28/1998      10,459      10,967              10,043      10,549
  3/31/1998      10,810      11,516              10,062      10,928
  4/30/1998      10,878      11,653              10,081      11,014
  5/31/1998      10,761      11,343              10,099      10,873
  6/30/1998      11,044      11,741              10,112      11,069
  7/31/1998      10,887      11,483              10,124      10,924
  8/31/1998       9,992       9,695              10,136       9,802
  9/30/1998      10,483      10,328              10,149      10,178
 10/31/1998      10,888      11,097              10,174      10,550
 11/30/1998      11,337      11,796              10,174      10,952
 12/31/1998      11,776      12,550              10,167      11,330
  1/31/1999      12,079      13,012              10,192      11,557
  2/28/1999      11,634      12,540              10,205      11,204
  3/31/1999      11,937      13,024              10,236      11,538
  4/30/1999      12,301      13,648              10,310      11,966
  5/31/1999      12,068      13,350              10,310      11,754
  6/30/1999      12,443      14,041              10,310      12,181
  7/31/1999      12,148      13,590              10,341      11,988
  8/31/1999      12,046      13,464              10,366      11,947
  9/30/1999      11,863      13,112              10,416      11,818
 10/31/1999      12,282      13,946              10,434      12,183
 11/30/1999      12,496      14,413              10,440      12,537
 12/31/1999      12,953      15,507              10,440      13,265
  1/31/2000      12,649      14,864              10,471      13,026
  2/29/2000      12,869      15,196              10,533      13,472
  3/31/2000      13,498      16,099              10,620      13,964
  4/30/2000      13,056      15,260              10,627      13,590
  5/31/2000      12,804      14,727              10,639      13,416
  6/30/2000      13,183      15,377              10,695      13,715
  7/31/2000      13,098      15,063              10,720      13,590
  8/31/2000      13,734      16,157              10,720      14,243
  9/30/2000      13,289      15,403              10,775      13,920
 10/31/2000      13,205      15,076              10,794      13,821
 11/30/2000      12,491      13,576              10,800      13,259
 12/31/2000      12,735      13,818              10,794      13,633
  1/31/2001      13,063      14,347              10,862      13,832
  2/28/2001      12,340      12,986              10,906      13,190
  3/31/2001      11,865      12,112              10,931      12,652
  4/30/2001      12,299      13,109              10,974      13,191
  5/31/2001      12,379      13,239              11,024      13,328
  6/30/2001      12,254      13,018              11,042      13,088
  7/31/2001      12,259      12,803              11,011      13,081
  8/31/2001      11,814      12,028              11,011      12,706
  9/30/2001      11,107      10,947              11,061      12,055
 10/31/2001      11,416      11,226              11,024      12,238
 11/30/2001      11,874      12,084              11,005      12,664
 12/31/2001      12,006      12,301              10,962      12,768
  1/31/2002      11,903      12,149              10,986      12,639
  2/28/2002      11,765      11,899              11,030      12,525
  3/31/2002      12,087      12,420              11,092      12,840
  4/30/2002      11,814      11,813              11,154      12,584
  5/31/2002      11,768      11,674              11,154      12,535
  6/30/2002      11,193      10,854              11,160      11,878
  7/31/2002      10,618       9,978              11,172      11,220
  8/31/2002      10,745      10,036              11,210      11,320
  9/30/2002      10,041       9,029              11,228      10,620
 10/31/2002      10,515       9,720              11,247      11,015
 11/30/2002      10,885      10,306              11,247      11,448
 12/31/2002      10,500       9,735              11,222      11,166
  1/31/2003      10,291       9,490              11,272      11,026
  2/28/2003      10,221       9,329              11,359      10,912
  3/31/2003      10,326       9,435              11,427      10,926
  4/30/2003      10,932      10,208              11,402      11,521
  5/31/2003      11,479      10,832              11,383      12,128
  6/30/2003      11,569      10,992              11,396      12,266
  7/31/2003      11,592      11,257              11,408      12,358
  8/31/2003      11,849      11,527              11,452      12,637
  9/30/2003      11,779      11,400              11,489      12,662
 10/31/2003      12,246      12,096              11,476      13,180
 11/30/2003      12,363      12,265              11,445      13,392
 12/31/2003      12,722      12,816              11,433      13,905
  1/31/2004      12,956      13,101              11,489      14,134
  2/29/2004      13,120      13,292              11,551      14,364
  3/31/2004      13,046      13,149              11,625      14,345
  4/30/2004      12,788      12,870              11,663      13,992
  5/31/2004      12,847      13,047              11,731      14,074
  6/30/2004      13,045      13,319              11,768      14,338
  7/31/2004      12,752      12,811              11,749      13,965
  8/31/2004      12,881      12,853              11,756      14,056
  9/30/2004      13,084      13,082              11,780      14,344
 10/31/2004      13,190      13,305              11,842      14,514
 11/30/2004      13,531      13,928              11,849      15,117
 12/31/2004      13,862      14,434              11,805      15,566
  1/31/2005      13,602      14,049              11,830      15,337
  2/28/2005      13,862      14,342              11,898      15,696
  3/31/2005      13,705      14,089              11,991      15,431
  4/30/2005      13,480      13,771              12,072      15,096
  5/31/2005      13,895      14,308              12,060      15,512
  6/30/2005      14,057      14,437              12,066      15,737
  7/31/2005      14,426      15,041              12,122      16,269
  8/31/2005      14,557      14,894              12,184      16,300
  9/30/2005      14,694      14,999              12,333      16,601
 10/31/2005      14,455      14,738              12,357      16,255
 11/30/2005      14,873      15,331              12,258      16,659
 12/31/2005      14,961      15,346              12,208      16,873
  1/31/2006      15,451      15,895              12,301      17,591
  2/28/2006      15,415      15,887              12,326      17,509
  3/31/2006      15,648      16,195              12,395      17,840
  4/30/2006      15,648      16,367              12,500      18,175
  5/31/2006      15,240      15,856              12,562      17,712
  6/30/2006      15,307      15,885              12,587      17,693
  7/31/2006      15,211      15,827              12,624      17,712
  8/31/2006      15,488      16,199              12,649      17,935
  9/30/2006      15,829      16,570              12,587      18,113
 10/31/2006      16,336      17,185              12,519      18,576




                          Cumulative Total Returns With Load  Average Annual Total Returns With Load

Periods                                             Since                                  Since
Ending October 31, 2006   1 Year 3 Years 5 Years Inception/2/ 1 Year  3 Years  5 Years  Inception/2/
ISI Strategy Fund - ISI
 Shares                    9.66% 29.45%  38.78%    63.36%      9.66%   8.98%    6.77%      5.53%
-----------------------------------------------------------------------------------------------------
Dow Jones Wilshire 5000
 (Full Cap) Index/3/      16.60% 42.07%  53.08%    71.85%     16.60%  12.42%    8.89%      6.14%
-----------------------------------------------------------------------------------------------------
Consumer Price Index/4/    1.31%  9.08%  13.56%    25.19%      1.31%   2.94%    2.58%      2.50%
-----------------------------------------------------------------------------------------------------
Lipper Flexible
 Portfolio Funds
 Average/5/               11.98% 35.85%  48.54%    85.76%     11.98%  10.64%    8.03%      6.70%
-----------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
/2/ The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
/3/ The Dow Jones Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.
/5/ Lipper figures represent the average total returns by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. The Lipper Flexible Portfolio Funds category includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

   As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for certain share classes, including sales charges (loads) on purchase payments or other distributions; and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees for certain share classes and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The following example is based on $1,000 invested on May 1, 2006 and held for the six months through October 31, 2006.

   ACTUAL EXPENSES - The "Actual Return" rows in the following table provide information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period.

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The "Hypothetical Return" rows in the following table provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the "Hypothetical Return" rows in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

                                      BEGINNING        ENDING      EXPENSES PAID ANNUALIZED
                                    ACCOUNT VALUE  ACCOUNT VALUE      DURING      EXPENSE
                                     MAY 1, 2006  OCTOBER 31, 2006  PERIOD/(1)/    RATIO
-------------------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
Actual Return                         $1,000.00      $1,058.37         $4.10       0.79%
Hypothetical Return                   $1,000.00      $1,021.22         $4.02       0.79%

MANAGED MUNICIPAL FUND
Actual Return                         $1,000.00      $1,038.93         $4.83       0.94%
Hypothetical Return                   $1,000.00      $1,020.47         $4.79       0.94%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS A SHARES
Actual Return                         $1,000.00      $1,057.87         $5.55       1.07%
Hypothetical Return                   $1,000.00      $1,019.81         $5.45       1.07%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS C SHARES
Actual Return                         $1,000.00      $1,054.49         $8.96       1.73%
Hypothetical Return                   $1,000.00      $1,016.48         $8.79       1.73%

ISI STRATEGY FUND
Actual Return                         $1,000.00      $1,043.95         $5.00       0.97%
Hypothetical Return                   $1,000.00      $1,020.32         $4.94       0.97%

--------------------------------------------------------------------------------
(1)Equals the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 365 to reflect the half-year period.

ISI FUNDS (UNAUDITED)

PORTFOLIO PROFILES (AS A % OF TOTAL NET ASSETS)                OCTOBER 31, 2006

                     TOTAL RETURN US TREASURY FUND
                     US Treasury Obligations        96.90%
                     Repurchase Agreements           1.78%
                     Other Assets and Liabilities    1.32%
                                                   -------
                                                   100.00%

                     MANAGED MUNICIPAL FUND
                     Aaa*                           69.37%
                     Aa*                            28.13%
                     Repurchase Agreements           1.51%
                     Other Assets and Liabilities    0.99%
                                                   -------
                                                   100.00%

*Ratings are based on Moody's Investor Services, Inc.

                  NORTH AMERICAN GOVERNMENT BOND FUND
                  Canadian Securities                   8.42%
                  Mexican Securities                   12.19%
                  US Treasury Securities               76.30%
                  Repurchase Agreements                 2.28%
                  Other Assets and Liabilities          0.81%
                                                      -------
                                                      100.00%

                      ISI STRATEGY FUND
                      Basic Materials                2.26%
                      Biotechnology                  2.42%
                      Business Services              1.87%
                      Capital Goods                  7.71%
                      Consumer Cyclicals             0.80%
                      Consumer Staples              10.31%
                      Energy                         7.33%
                      Finance                       18.78%
                      Health Care                    5.40%
                      Information Services           2.00%
                      Internet                       3.82%
                      Retail                         2.78%
                      Technology                     6.59%
                      Transportation                 2.91%
                      Utilities                      1.74%
                      US Treasury Securities        22.64%
                      Repurchase Agreements          0.38%
                      Other Assets and Liabilities   0.26%
                                                   -------
                                                   100.00%

TOTAL RETURN US TREASURY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

                                        INTEREST      MATURITY          PAR              MARKET
 SECURITY                                 RATE          DATE           VALUE             VALUE
 -----------------------------------------------------------------------------------------------------
 US TREASURY OBLIGATIONS - 96.90%
  US Treasury Bond                      10.375%       11/15/12      $ 14,250,000      $  15,040,430
  US Treasury Bond                       7.625%        2/15/25        11,500,000         15,397,422
  US Treasury Bond                       6.000%        2/15/26        11,500,000         13,201,641
  US Treasury Bond                       6.375%        8/15/27        28,000,000         33,744,375
  US Treasury Bond                       4.500%        2/15/36        10,000,000          9,654,687
  US Treasury Note                       5.500%        5/15/09        25,000,000         25,523,437
  US Treasury Note                       4.000%        2/15/15         5,100,000          4,892,016
  US Treasury Note                       3.375%        2/28/07         5,800,000          5,767,375
  US Treasury Note                       4.125%        8/15/10         6,000,000          5,907,188
  US Treasury Note                       4.125%        5/15/15        10,000,000          9,670,312
  US Treasury Note                       4.875%        8/15/16        10,000,000         10,210,937
                                                                                      -------------

      TOTAL US TREASURY OBLIGATIONS
        (COST $153,141,168).....................................................        149,009,820
                                                                                      -------------

 REPURCHASE AGREEMENT - 1.78%
      JPMORGAN CHASE BANK, N.A.
        Dated 10/31/06, 4.780%, principal and interest in the amount of $2,745,364 due 11/1/06, collaterized by US Treasury Strips, par value of $2,745,000,
        due 8/15/28 with a value of $2,800,091 (Cost $2,745,000)................          2,745,000
                                                                                      -------------

 TOTAL INVESTMENTS - 98.68%
        (COST $155,886,168)*.........................................................   151,754,820

 OTHER ASSETS IN EXCESS OF LIABILITIES - 1.32%.......................................     2,029,404
                                                                                      -------------
 NET ASSETS - 100.00%................................................................ $ 153,784,224
                                                                                      =============

--------------------------------------------------------------------------------
*Cost for Federal income tax purposes is $155,886,168 and net unrealized appreciation (depreciation) on a tax basis consists of:

                  Gross Unrealized Appreciation  $   381,975
                  Gross Unrealized Depreciation   (4,513,323)
                                                ------------
                  Net Unrealized Depreciation.. ($ 4,131,348)
                                                ============

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

                                                                       RATING/1/
                                                     INTEREST MATURITY (MOODY'S/     PAR        MARKET
SECURITY                                               RATE     DATE     S&P)       VALUE       VALUE
---------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.50%
GENERAL OBLIGATIONS - 66.13%
Alexandria, VA, Capital Improvement.................  4.250%  6/15/21   Aaa/AAA  $ 3,300,000 $  3,361,215
Arlington County, VA, State Aid Withholding.........  4.500%  1/15/28   Aaa/AAA    4,500,000    4,556,880
Arlington County, VA, State Aid Withholding.........  5.000%  10/1/14   Aaa/AAA    1,080,000    1,117,411
Cary, NC............................................  5.000%   3/1/18   Aaa/AAA    2,000,000    2,140,160
Chesterfield County, VA, State Aid Withholding......  5.000%  1/15/20    Aaa/NR    1,000,000    1,051,540
Dallas, TX..........................................  4.000%  2/15/16   Aa1/AA+    2,450,000    2,477,023
Dallas, TX..........................................  4.500%  2/15/23   Aa1/AA+    3,500,000    3,545,010
Delaware State, Series A............................  4.200%   1/1/20   Aaa/AAA    1,675,000    1,698,618
Du Page County, IL, Jail Project....................  5.600%   1/1/21   Aaa/AAA    1,600,000    1,831,344
Florida State, Board of Education, Public Education,
  Series I..........................................  4.125%   6/1/21   Aa1/AAA    3,000,000    3,009,600
Georgia State, Series G.............................  4.125%  10/1/23   Aaa/AAA    2,000,000    1,997,520
Henrico County, VA, Public Improvement..............  4.250%  7/15/24   Aaa/AAA    2,830,000    2,845,197
Maryland State, Capital Improvement, Series A.......  4.000%  2/15/20   Aaa/AAA    4,000,000    4,032,720
Mecklenburg County, NC, Public Improvement,
  Series A..........................................  4.250%   2/1/19   Aaa/AAA    2,000,000    2,042,180
Mecklenburg County, NC, Public Improvement,
  Series A..........................................  4.000%   2/1/20   Aaa/AAA    3,000,000    3,021,480
Minnesota State.....................................  5.500%   6/1/18   Aa1/AAA    2,000,000    2,129,040
Missouri State, Fourth State Building, Series A.....  4.125%  10/1/19   Aaa/AAA    2,000,000    2,030,700
Montgomery County, MD, Public Improvement,
  Series A..........................................  4.000%   5/1/21   Aaa/AAA    2,450,000    2,460,461
Salt Lake City, UT, School District, School Board
  Guaranty, Series A................................  4.500%   3/1/20    Aaa/NR    2,240,000    2,303,907
South Carolina State, Highway, Series B.............  5.000%   4/1/19   Aaa/AA+    1,000,000    1,062,470
Virginia State, Series A............................  4.500%   6/1/27   Aaa/AAA    1,550,000    1,573,669
Washington, MD, Suburban Sanitation District........  4.250%   6/1/26   Aaa/AAA    2,500,000    2,506,775
Washington State, Series E..........................  5.000%   7/1/22    Aa1/AA    2,000,000    2,014,620
                                                                                             ------------
                                                                                               54,809,540
                                                                                             ------------
OTHER REVENUE - 6.19%
Gwinnett County, GA, Water & Sewer Authority,
  Series B..........................................  4.750%   8/1/21   Aaa/AAA    2,000,000    2,092,060
Texas, Water Development Board Revenue, State
  Revolving Fund - SR Lien, Series A................  4.750%  7/15/20   Aaa/AAA    3,000,000    3,039,780
                                                                                             ------------
                                                                                                5,131,840
                                                                                             ------------

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

                                                                       RATING/1/
                                                     INTEREST MATURITY (MOODY'S/    PAR       MARKET
SECURITY                                               RATE     DATE     S&P)      VALUE      VALUE
-------------------------------------------------------------------------------------------------------
PREREFUNDED ISSUES - 25.18%
Arlington County, VA, 10/1/08 @ 101, State Aid
  Withholding.......................................  5.000%  10/1/14   Aaa/AAA  $  920,000 $   954,206
Charlotte, NC, Water & Sewer System Revenue,
  6/1/09 @ 101......................................  5.250%   6/1/24   Aa1/AAA   1,600,000   1,682,560
Chesterfield Country, VA, 1/15/10 @ 100.............  5.625%  1/15/14   Aaa/AAA   1,350,000   1,436,913
Florida State, Board of Education, Public Education
  Capital Outlay, Series A, 6/1/10 @ 101............  5.125%   6/1/21   Aaa/AAA   1,000,000   1,061,620
Georgia State, Series D, Unrefunded Balance,
  10/1/10 @ 100.....................................  5.000%  10/1/17   Aaa/AAA     390,000     411,887
Guilford County, NC, Series B, 10/1/10 @ 102........  5.250%  10/1/16   Aa1/AAA   3,000,000   3,241,170
Gwinnett County, GA, Water & Sewer Authority,
  8/1/12 @ 100......................................  5.250%   8/1/24   Aaa/AAA   1,500,000   1,630,035
Missouri State, Fourth State Building, Series A,
  6/1/08 @ 100......................................  5.000%   6/1/23   Aaa/AAA   2,000,000   2,045,920
North Carolina State, Public School Building,
  4/1/09 @ 102......................................  4.600%   4/1/17   Aa1/AAA   5,000,000   5,216,450
South Carolina State, State Institutional, Series A,
  3/1/10 @ 101, State Aid Withholding...............  5.300%   3/1/17   Aaa/AA+   1,700,000   1,809,157
Virginia State, 6/1/09 @ 100........................  5.250%   6/1/16   Aaa/AAA   1,320,000   1,377,037
                                                                                            -----------
                                                                                             20,866,955
                                                                                            -----------

     TOTAL MUNICIPAL BONDS
       (COST $77,537,640).............................................................       80,808,335
                                                                                            -----------

REPURCHASE AGREEMENTS - 1.51%
     JPMORGAN CHASE BANK, N.A.
       Dated 10/31/06, 4.780%, principal and interest in the amount of $1,255,167 due 11/1/06, collateralized by US Treasury Strips, par value of $1,255,000
       due 11/15/25 with a value of $1,280,680 (Cost $1,255,000)......................        1,255,000
                                                                                            -----------

TOTAL INVESTMENTS - 99.01%
       (COST $78,792,640)*.................................................................  82,063,335

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.99%..............................................     816,967
                                                                                            -----------
NET ASSETS - 100.00%....................................................................... $82,880,302
                                                                                            ===========

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

--------------------------------------------------------------------------------
/1/ Moody's Municipal Bond Ratings:
   Aaa Judged to be of the best quality.
   Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S&P Municipal Bond Ratings:
   AAA Of the highest quality.
   AA The second strongest capacity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   NR  Not rated.
*Cost for Federal income tax purposes is $78,792,640 and net unrealized appreciation (depreciation) on a tax basis consists of:

                    Gross Unrealized Appreciation $3,270,695
                    Gross Unrealized Depreciation          -
                                                  ----------
                    Net Unrealized Appreciation.. $3,270,695
                                                  ==========

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

                                INTEREST MATURITY PAR/NOMINAL     MARKET
    SECURITY                      RATE     DATE    VALUE/1/       VALUE
    ------------------------------------------------------------------------
    CANADIAN SECURITIES - 8.42%
     Canadian Government Bond    4.000%    6/1/16 C 15,383,000 $  13,679,486
                                                               -------------

         TOTAL CANADIAN SECURITIES
           (COST $13,827,197)............................         13,679,486
                                                               -------------

    MEXICAN SECURITIES - 12.19%
     Mexican Bono/2/             8.000%  12/24/08 P    466,000     4,380,181
     Mexican Bono/2/             9.000%  12/22/11      803,229     7,825,289
     Mexican Bono/2/             9.000%  12/20/12      317,824     3,113,987
     Mexican Bono/2/             8.000%  12/17/15      481,170     4,484,649
                                                               -------------

         TOTAL MEXICAN SECURITIES
           (COST $19,222,530)............................         19,804,106
                                                               -------------

    US SECURITIES - 76.30%
     US Treasury Bond            7.625%   2/15/25 $ 10,100,000    13,522,954
     US Treasury Bond            6.000%   2/15/26    2,000,000     2,295,938
     US Treasury Bond            6.375%   8/15/27   22,100,000    26,633,953
     US Treasury Bond            6.250%   8/15/23    5,400,000     6,285,937
     US Treasury Bond            4.500%   2/15/36    9,000,000     8,689,219
     US Treasury Note            3.000%   2/15/08    9,100,000     8,895,250
     US Treasury Note            3.250%   8/15/08    5,500,000     5,363,359
     US Treasury Note            3.125%   9/15/08    2,000,000     1,944,375
     US Treasury Note            5.000%   2/15/11   19,500,000    19,853,438
     US Treasury Note            5.000%   8/15/11    6,500,000     6,632,031
     US Treasury Note            4.250%   8/15/13    4,250,000     4,168,320
     US Treasury Note            4.000%   2/15/15    8,900,000     8,537,047
     US Treasury Note            4.125%   5/15/15   11,500,000    11,120,859
                                                               -------------

         TOTAL US SECURITIES
           (COST $128,087,505)...........................        123,942,680
                                                               -------------

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

                                                                                                        MARKET
                SECURITY                                                                                VALUE
                -------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENT - 2.28%
                     JPMORGAN CHASE BANK, N.A.
                       Dated 10/31/06, 4.780%, principal and interest in the amount of $3,696,491 due 11/1/06, collaterized by US Treasury Strips, par value of $3,696,000,
                       due 11/15/25 and 08/15/28 with a value of $3,770,830 (Cost $3,696,000)..      $  3,696,000
                                                                                                     ------------

                TOTAL INVESTMENTS - 99.19%
                       (COST $164,833,232)*.........................................................  161,122,272

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.81%.......................................    1,311,015
                                                                                                     ------------
                NET ASSETS - 100.00%................................................................ $162,433,287
                                                                                                     ============

--------------------------------------------------------------------------------
/1/Par Value is shown in local currency: Canadian dollars (C), Mexican pesos
  (P) and US dollars ($).
/2/Bonos are fixed rate, local currency-denominated coupon bonds issued by the
  Mexican government.
*Cost for Federal income tax purposes is $164,833,232 and net unrealized appreciation (depreciation) on a tax basis consists of:

                   Gross Unrealized Appreciation $   862,397
                   Gross Unrealized Depreciation  (4,573,357)
                                                 -----------
                   Net Unrealized Depreciation.. $(3,710,960)
                                                 ===========

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

                                                             MARKET
          SECURITY                                 SHARES    VALUE
          ------------------------------------------------------------
          COMMON STOCK - 76.72%
          BASIC MATERIALS - 2.26%
          Corn Products International, Inc.         4,200 $    151,999
          Dow Chemical Co.                          3,200      130,528
          FMC Corp.                                 2,100      143,955
          International Flavors & Fragrances, Inc. 11,500      488,520
          OfficeMax, Inc.                           7,600      361,608
          Owens-Illinois, Inc.+                     4,500       74,700
          Temple-Inland, Inc.                         200        7,888
          Wausau Paper Corp.                       12,100      164,076
          Weyerhaeuser Co.                            350       22,256
          Worthington Industries, Inc.              1,250       21,600
                                                          ------------
                                                             1,567,130
                                                          ------------
          BIOTECHNOLOGY - 2.42%
          Abraxis BioScience, Inc.+                 4,954      130,786
          Albany Molecular Research, Inc.+            404        4,812
          Amgen, Inc.+                              7,300      554,143
          Biogen Idec, Inc.+                        1,000       47,600
          Caremark Rx, Inc.                         1,631       80,294
          Genentech, Inc.+                          6,324      526,789
          Genzyme Corp.+                            5,000      337,550
                                                          ------------
                                                             1,681,974
                                                          ------------
          BUSINESS SERVICES - 1.87%
          Alderwoods Group, Inc.+                   1,004       19,970
          Checkfree Corp.+                          1,800       71,064
          Computer Sciences Corp.+                  5,000      264,250
          Expedia, Inc.+                            2,543       41,324
          First Data Corp.                          5,000      121,250
          IMS Health, Inc.                          5,000      139,250
          Interpublic Group of Cos., Inc.+          1,900       20,729
          Laidlaw International, Inc.               5,000      145,050
          Landauer, Inc.                              700       38,339
          Regis Corp.                               4,211      158,123
          Rent-A-Center, Inc.+                      6,000      172,560
          RH Donnelley Corp.                        1,400       84,308
          ServiceMaster Co.                         1,100       12,463
          United Rentals, Inc.+                       123        2,914
          Weight Watchers International, Inc.         160        6,976
                                                          ------------
                                                             1,298,570
                                                          ------------
          CAPITAL GOODS - 7.71%
          3M Co.                                    2,400      189,216
          AGCO Corp.+                               5,800      155,150
          Alcoa, Inc.                               1,242       35,906
          American Standard Cos., Inc.              2,900      128,441

                                                          MARKET
             SECURITY                           SHARES    VALUE

             Boeing Co.                          2,730 $    218,018
             Caterpillar, Inc.                   3,220      195,486
             Clarcor, Inc.                         200        6,516
             Cree, Inc.+                           105        2,309
             CTS Corp.                           6,700       94,604
             Deere & Co.                           200       17,026
             Dycom Industries, Inc.+             1,500       34,965
             Emerson Electric Co.                2,460      207,624
             General Electric Co.               25,234      885,966
             Goodrich Corp.                      1,100       48,499
             Griffon Corp.+                      1,500       36,885
             Harsco Corp.                           97        7,918
             Honeywell International, Inc.       3,500      147,420
             Illinois Tool Works, Inc.           5,380      257,863
             Ingersoll-Rand Co., Ltd. - Class A  2,900      106,459
             Johnson Controls, Inc.              3,120      254,405
             Kennametal, Inc.                    1,600       98,736
             Littelfuse, Inc.+                   2,400       81,264
             Manitowoc Co., Inc.                 7,000      384,160
             Mueller Industries, Inc.            1,000       36,670
             Navistar International Corp.+         900       24,957
             Pall Corp.                          1,200       38,280
             PerkinElmer, Inc.                   1,000       21,360
             Pitney Bowes, Inc.                  4,329      202,208
             Raytheon Co.                          200        9,990
             Reliance Steel & Aluminum Co.       4,000      137,400
             RTI International Metals, Inc.+     2,000      122,640
             Schnitzer Steel Industries, Inc.    2,800       97,888
             Solectron Corp.+                   11,500       38,410
             Spectrum Brands, Inc.+              2,400       23,328
             Symbol Technologies, Inc.           1,800       26,874
             Textron, Inc.                       4,800      436,464
             Thermo Electron Corp.+                400       17,148
             Titanium Metals Corp.+              2,700       79,596
             Tredegar Corp.                      5,500       95,920
             United Stationers, Inc.+              600       28,650
             United Technologies Corp.           3,000      197,160
             URS Corp.+                          1,430       57,786
             Vishay Intertechnology, Inc.+       5,000       67,450
                                                       ------------
                                                          5,355,015
                                                       ------------
             CONSUMER CYCLICALS - 0.80%
             Centex Corp.                          400       20,920
             DR Horton, Inc.                     1,166       27,319
             EW Scripps Co. - Class A              100        4,946
             Ford Motor Co.                     10,800       89,424

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

                                                            MARKET
           SECURITY                               SHARES    VALUE
           ----------------------------------------------------------
           COMMON STOCK
           CONSUMER CYCLICALS (CONTINUED)
           General Motors Corp.                    2,545 $     88,871
           Genuine Parts Co.                       1,450       66,004
           Harley-Davidson, Inc.                     300       20,589
           Liz Claiborne, Inc.                     1,600       67,472
           McGraw-Hill Cos., Inc.                    600       38,502
           News Corp. - Class A                      604       12,593
           Viacom, Inc. - Class B+                   933       36,312
           Whirlpool Corp.                           600       52,158
           Wyndham Worldwide Corp.+                1,038       30,621
                                                         ------------
                                                              555,731
                                                         ------------
           CONSUMER STAPLES - 10.31%
           Altria Group, Inc.                      2,171      176,567
           American Tower Corp. - Class A+         3,321      119,622
           AmerisourceBergen Corp.                10,000      472,000
           Anheuser-Busch Cos., Inc.               6,202      294,099
           Aramark Corp. - Class B                 5,637      188,445
           Avis Budget Group, Inc.                   519       10,271
           Avon Products, Inc.                     9,106      276,913
           Brinker International, Inc.               590       27,394
           Bunge Ltd.                              4,276      274,134
           Cablevision Systems Corp.               7,000      194,530
           Cardinal Health, Inc.                   5,815      380,592
           CBS Corp. - Class B                       933       27,001
           Coca-Cola Co.                           8,612      402,353
           ConAgra Foods, Inc.                       469       12,264
           Dean Foods Co.+                         5,000      209,450
           Eastman Kodak Co.                       5,570      135,908
           EchoStar Communications Corp. -
            Class A+                               5,000      177,600
           Fortune Brands, Inc.                       38        2,924
           Hanesbrands, Inc.+                         37          873
           Hewitt Associates, Inc.+                2,940       73,588
           IAC/InterActiveCorp.+                   2,543       78,782
           Jarden Corp.+                           3,100      111,538
           Kimberly-Clark Corp.                    2,514      167,231
           Liberty Global, Inc. - Class A+         6,533      171,426
           Liberty Media Corp.-Interactive -
            Class A+                               1,895       41,823
           Liberty Media Holding Corp. - Class A+    379       33,754
           McDonald's Corp.                       10,000      419,200
           McKesson Corp.                          4,700      235,423
           Molson Coors Brewing Co.                3,000      213,540
           PepsiCo, Inc.                           6,728      426,824

                                                            MARKET
           SECURITY                               SHARES    VALUE

           Procter & Gamble Co.                   10,644 $    674,723
           Reynolds American, Inc.                   200       12,632
           Sara Lee Corp.                            300        5,130
           Sirius Satellite Radio, Inc.+           1,900        7,277
           Supervalu, Inc.                         5,000      167,000
           The Hershey Co.                           583       30,847
           Time Warner, Inc.                      38,844      777,268
           Williams Scotsman International, Inc.+  4,892      115,109
           Yum! Brands, Inc.                         180       10,703
                                                         ------------
                                                            7,156,758
                                                         ------------
           ENERGY - 7.33%
           Chesapeake Energy Corp.                 5,200      168,688
           Chevron Corp.                          11,128      747,802
           ConocoPhillips                          8,650      521,076
           Denbury Resources, Inc.+                4,000      114,960
           Devon Energy Corp.                      4,624      309,068
           Exxon Mobil Corp.                      21,424    1,530,102
           Forest Oil Corp.+                         500       16,320
           Marathon Oil Corp.                      4,500      388,800
           Mariner Energy, Inc.+                   2,094       41,503
           Noble Corp.                             3,000      210,300
           Peoples Energy Corp.                    7,258      317,102
           Pioneer Natural Resources Co.           4,540      184,914
           Reliant Energy, Inc.+                   4,417       56,008
           Sunoco, Inc.                            3,026      200,109
           Valero Energy Corp.                     2,050      107,277
           Williams Cos., Inc.                     3,100       75,733
           XTO Energy, Inc                         2,200      102,652
                                                         ------------
                                                            5,092,414
                                                         ------------
           FINANCE - 18.78%
           AMBAC Financial Group, Inc.               250       20,873
           American Express Co.                    1,825      105,503
           American International Group, Inc.     10,500      705,285
           Anworth Mortgage Asset Corp.           11,020      100,062
           Associated Banc-Corp.                     181        5,944
           Assurant, Inc.                          2,100      110,586
           Bank of America Corp.                   4,722      254,374
           Bank of New York Co., Inc.                670       23,028
           BB&T Corp.                              6,391      278,136
           Bear Stearns Cos., Inc.                   220       33,297
           BlackRock, Inc., Class A                2,240      337,882
           Boston Properties, Inc.                 5,100      544,833
           Brown & Brown, Inc.                     2,300       67,298
           Charles Schwab Corp.                   14,100      256,902

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

                                                           MARKET
           SECURITY                              SHARES    VALUE
           ---------------------------------------------------------
           COMMON STOCK
           FINANCE (CONTINUED)
           Chicago Mercantile Exchange Holdings,
            Inc.                                    800 $    400,800
           Citigroup, Inc.                       12,702      637,132
           City National Corp.                      100        6,656
           Colonial BancGroup, Inc.               5,000      119,200
           Comerica, Inc.                           250       14,548
           Commerce Bancorp, Inc.                 4,540      158,537
           Commerce Bancshares, Inc.                144        7,129
           Compass Bancshares, Inc.               5,000      281,300
           Conseco, Inc.+                         1,700       34,578
           Eaton Vance Corp.                      3,700      114,848
           Equity Office Properties Trust           344       14,620
           Equity Residential                       200       10,922
           eSpeed, Inc.+                          3,400       33,524
           Fannie Mae                             2,652      157,158
           Federated Investors, Inc. - Class B    1,000       34,290
           Fidelity National Financial, Inc.        520       11,596
           Fidelity National Title Group, Inc. -
            Class A                                 636       13,994
           First American Corp.                   2,500      102,075
           First Horizon National Corp.             100        3,932
           Franklin Resources, Inc.               1,300      148,148
           Genworth Financial, Inc.               7,200      240,768
           Goldman Sachs Group, Inc.              5,000      948,950
           Health Care Property Investors, Inc.     200        6,280
           Host Hotels & Resorts, Inc.            5,200      119,912
           Irwin Financial Corp.                  3,645       80,810
           iStar Financial, Inc.                    100        4,633
           JPMorgan Chase & Co.                   3,580      169,835
           Kimco Realty Corp.                     2,900      128,847
           Legg Mason, Inc.                       2,300      207,046
           Lehman Brothers Holdings, Inc.        10,800      840,672
           Liberty Property Trust                   100        4,820
           Loews Corp. - Carolina Group           3,500      202,370
           M & T Bank Corp.                       2,512      305,987
           Marsh & McLennan Cos., Inc.           10,363      305,087
           MBIA, Inc.                               150        9,303
           Mellon Financial Corp.                   210        8,148
           Mercantile Bankshares Corp.              150        6,762
           Merrill Lynch & Co., Inc.              6,120      535,010
           Moody's Corp.                          6,974      462,376
           Morgan Stanley                         2,481      189,623
           National City Corp.                    2,700      100,575
           North Fork Bancorp., Inc.                579       16,548

                                                          MARKET
             SECURITY                           SHARES    VALUE

             Northern Trust Corp.                  300 $     17,616
             Old Republic International Corp.      187        4,213
             PMI Group, Inc.                     2,900      123,685
             PNC Financial Services Group, Inc.    460       32,214
             Progressive Corp.                   6,400      154,688
             Prologis                            5,000      316,350
             Public Storage, Inc.                  186       16,686
             Radian Group, Inc.                    200       10,660
             Realogy Corp.+                      1,297       33,437
             Regions Financial Corp.               546       20,721
             SEI Investments Co.                 3,200      180,096
             Simon Property Group, Inc.            100        9,710
             SLM Corp.                           1,250       60,850
             South Financial Group, Inc.         5,000      132,650
             St. Paul Travelers Cos., Inc.         100        5,113
             State Street Corp.                    300       19,269
             Stewart Information Services Corp.    341       12,637
             Student Loan Corp.                    810      167,670
             SunTrust Banks, Inc.                2,602      205,532
             T. Rowe Price Group, Inc.             200        9,462
             TCF Financial Corp.                   200        5,206
             TD Banknorth, Inc.                  7,400      218,892
             Torchmark Corp.                       200       12,336
             UnionBanCal Corp.                     200       11,516
             UnumProvident Corp.                23,038      455,692
             US Bancorp                          2,473       83,686
             Wachovia Corp.                      4,599      255,245
             Washington Mutual, Inc.             3,284      138,913
             Western Union Co.+                  5,000      110,250
             Wilmington Trust Corp.                200        8,316
             WSFS Financial Corp.                2,350      151,434
             Zions Bancorp.                        100        8,040
                                                       ------------
                                                         13,036,137
                                                       ------------
             HEALTH CARE - 5.40%
             Abbott Laboratories                 4,335      205,956
             Aetna, Inc.                         5,400      222,588
             Allergan, Inc.                        210       24,255
             Baxter International, Inc.            500       22,985
             Beckman Coulter, Inc.                 100        5,757
             Becton Dickinson & Co.                200       14,006
             Boston Scientific Corp.+            1,940       30,865
             Bristol-Myers Squibb Co.            2,247       55,613
             Cigna Corp.                         2,682      313,740
             CR Bard, Inc.                         220       18,031
             Eli Lilly & Co.                     2,396      134,200

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

                                                          MARKET
            SECURITY                            SHARES    VALUE
            -------------------------------------------------------
            COMMON STOCK
            HEALTH CARE (CONTINUED)
            Hospira, Inc.+                       2,933 $    106,615
            Johnson & Johnson                   12,606      849,644
            Medtronic, Inc.                      2,670      129,976
            Merck & Co., Inc.                    4,843      219,969
            Pfizer, Inc.                        20,763      553,334
            Schering-Plough Corp.                8,900      197,046
            Stryker Corp.                        2,600      135,954
            UnitedHealth Group, Inc.             6,548      319,411
            Watson Pharmaceuticals, Inc.+          100        2,691
            Wyeth                                3,630      185,239
                                                       ------------
                                                          3,747,875
                                                       ------------
            INFORMATION SERVICES - 2.00%
            Alltel Corp.                         5,377      286,648
            AT&T, Inc.                           1,336       45,758
            BellSouth Corp.                      8,380      377,938
            Citizens Communciations Co.          3,000       43,980
            Sprint Nextel Corp.                 16,827      314,497
            Talk America Holdings, Inc.+         3,300       26,466
            Verizon Communications, Inc.         5,888      217,856
            Windstream Corp.                     5,559       76,269
                                                       ------------
                                                          1,389,412
                                                       ------------
            INTERNET - 3.82%
            Amazon.Com, Inc.+                    6,000      228,540
            Cisco Systems, Inc.+                28,857      696,319
            Citrix Systems, Inc.+                2,000       59,060
            E*Trade Financial Corp.+            10,600      246,768
            eBay, Inc.+                          6,840      219,769
            Google, Inc. - Class A+              1,200      571,668
            Juniper Networks, Inc.+              7,400      127,428
            Qwest Communications International,
             Inc.+                              24,900      214,887
            VeriSign, Inc.+                      1,400       28,952
            Yahoo!, Inc.+                        9,920      261,293
                                                       ------------
                                                          2,654,684
                                                       ------------
            RETAIL - 2.78%
            American Eagle Outfitters, Inc.      1,100       50,380
            Autonation, Inc.+                      234        4,692
            Bed Bath & Beyond, Inc.+               200        8,058
            Best Buy Co., Inc.                     456       25,194
            Big Lots, Inc.+                      3,998       84,278
            Borders Group, Inc.                  2,500       51,475

                                                         MARKET
              SECURITY                         SHARES    VALUE

              Circuit City Stores, Inc.         4,100 $    110,618
              Costco Wholesale Corp.            2,860      152,667
              CVS Corp.                           544       17,071
              Dillard's, Inc. - Class A         4,671      140,924
              Gap, Inc.                         1,912       40,190
              Home Depot, Inc.                  1,520       56,742
              Lowe's Cos., Inc.                 2,268       68,358
              Office Depot, Inc.+                 100        4,199
              Sears Holdings Corp.+             1,200      209,364
              Target Corp.                      1,198       70,898
              Tech Data Corp.+                  1,700       66,895
              Walgreen Co.                      1,525       66,612
              Wal-Mart Stores, Inc.            14,266      703,028
                                                      ------------
                                                         1,931,643
                                                      ------------
              TECHNOLOGY - 6.59%
              ACCO Brands, Corp.+               3,408       82,814
              Agilent Technologies, Inc.+       5,105      181,738
              Agilysys, Inc.                    1,300       19,279
              Amkor Technology, Inc.+           4,900       33,859
              Analog Devices, Inc.              6,800      216,376
              Anixter International, Inc.+      4,900      292,824
              Apple Computer, Inc.+             1,300      105,404
              Applied Materials, Inc.           3,630       63,126
              Autodesk, Inc.+                   2,900      106,575
              Broadcom Corp. - Class A+         1,950       59,027
              Compuware Corp.+                  3,100       24,924
              Dell, Inc.+                       4,691      114,132
              Discovery Holding Co. - Class A+    758       11,249
              Ditech Networks, Inc.+            2,219       17,508
              Embarq Corp.                        841       40,662
              Entegris, Inc.+                   2,200       24,662
              Gateway, Inc.+                   49,700       83,496
              IBM                               3,422      315,953
              Intel Corp.                      19,474      415,575
              International Rectifier Corp.+    1,000       35,970
              Kla-Tencor Corp.                    200        9,834
              Komag, Inc.+                      2,300       87,975
              Linear Technology Corp.           1,361       42,354
              Lucent Technologies, Inc.+       37,300       90,639
              Microsoft Corp.                  30,146      865,492
              Novellus Systems, Inc.+           3,500       96,775
              Oracle Corp.+                     5,181       95,693
              Photronics, Inc.+                   100        1,399
              Qualcomm, Inc.                    4,688      170,596
              Seagate Technology+               2,700       60,966

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

                                                          MARKET
             SECURITY                           SHARES    VALUE
             ------------------------------------------------------
             COMMON STOCK
             TECHNOLOGY (CONTINUED)
             Skyworks Solutions, Inc.+           7,900 $     52,377
             Sun Microsystems, Inc.+            54,200      294,306
             Symantec Corp.+                     4,001       79,380
             Synopsys, Inc.+                       630       14,181
             Texas Instruments, Inc.             5,615      169,461
             Unisys Corp.+                       4,000       26,160
             Valuevision Media, Inc. - Class A+  3,400       43,894
             Veeco Instruments, Inc.+            3,580       66,910
             Zoran Corp.+                        4,600       64,032
                                                       ------------
                                                          4,577,577
                                                       ------------
             TRANSPORTATION - 2.91%
             AMR Corp.+                            300        8,502
             Burlington Northern Santa Fe Corp.  2,900      224,837
             CH Robinson Worldwide, Inc.         3,800      158,612
             Con-Way, Inc.                       5,000      235,850
             CSX Corp.                          10,000      356,700
             FedEx Corp.                         3,400      389,436

                                                           MARKET
           SECURITY                              SHARES    VALUE

           Royal Carribean Cruises, Ltd.         1,900  $     76,950
           Ryder System, Inc.                    1,139        59,968
           Southwest Airlines Co.                8,000       120,240
           Union Pacific Corp.                     400        36,252
           United Parcel Service, Inc. - Class B 4,600       346,610
           World Air Holdings, Inc.+               769         6,936
                                                        ------------
                                                           2,020,893
                                                        ------------
           UTILITIES - 1.74%
           AES Corp.+                            5,000       109,950
           Allegheny Energy, Inc.+               7,200       309,816
           American Electric Power Co., Inc.     1,250        51,788
           CMS Energy Corp.+                     4,060        60,453
           Dominion Resources, Inc.              3,400       275,366
           PPL Corp.                               186         6,421
           TXU Corp.                             6,274       396,078
                                                        ------------
                                                           1,209,872
                                                        ------------
           TOTAL COMMON STOCK
             (COST $42,064,238)                           53,275,685
                                                        ------------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2006

                                         INTEREST      MATURITY          PAR             MARKET
                                           RATE          DATE           VALUE            VALUE
   --------------------------------------------------------------------------------------------------
   US TREASURY SECURITIES - 22.64%
    US Treasury Bond....................  9.250%        2/15/16      $ 1,000,000      $  1,346,875
    US Treasury Bond....................  6.000%        2/15/26        1,000,000         1,147,969
    US Treasury Bond....................  6.750%        8/15/26        1,300,000         1,619,109
    US Treasury Bond....................  6.375%        8/15/27        2,200,000         2,651,344
    US Treasury Bond....................  4.500%        2/15/36        1,000,000           965,469
    US Treasury Note....................  4.250%        8/15/13        1,000,000           980,781
    US Treasury Note....................  4.750%        5/15/14        3,000,000         3,030,469
    US Treasury Note....................  4.250%       10/31/07        4,000,000         3,974,375
                                                                                      ------------

        TOTAL US TREASURY SECURITIES
          (COST $15,408,961)....................................................        15,716,391
                                                                                      ------------

   REPURCHASE AGREEMENT - 0.38%
        JPMORGAN CHASE BANK, N.A.
          Dated 10/31/06, 4.780%, principal and interest in the amount of $262,035 due 11/1/06, collaterized by US Treasury Strips, par value of $262,000
          due 8/15/28 with a value of $268,168 (Cost $262,000)..................           262,000
                                                                                      ------------

   TOTAL INVESTMENTS IN SECURITIES - 99.74%
          (COST $57,735,199)*........................................................   69,254,076

   OTHER ASSETS IN EXCESS OF LIABILITIES - 0.26%.....................................      183,853
                                                                                      ------------
   NET ASSETS - 100.00%..............................................................   69,437,929
                                                                                      ============

--------------------------------------------------------------------------------
+Non-income producing security.
*Cost for Federal income tax purposes is $57,899,206 and net unrealized appreciation (depreciation) consists of:

                   Gross Unrealized Appreciation $12,494,249
                   Gross Unrealized Depreciation  (1,139,379)
                                                 -----------
                   Net Unrealized Appreciation.. $11,354,870
                                                 ===========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES                           OCTOBER 31, 2006

                                                                            TOTAL RETURN US    MANAGED
                                                                             TREASURY FUND  MUNICIPAL FUND
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
   In securities, at market value
     (cost $153,141,168 and $77,537,640, respectively).....................  $149,009,820    $80,808,335
   Repurchase agreement (cost $2,745,000 and $1,255,000, respectively).....     2,745,000      1,255,000
 Cash......................................................................         3,295            695
 Receivables:
   Capital shares sold.....................................................         6,034         75,152
   Interest................................................................     2,547,471        987,604
 Prepaid expenses..........................................................        12,731          8,068
                                                                             ------------    -----------
 Total assets..............................................................   154,324,351     83,134,854
                                                                             ------------    -----------
LIABILITIES:
 Payables:
   Capital shares redeemed.................................................       223,534         48,112
   Dividends...............................................................       168,027        107,002
 Accrued Liabilities:
   Investment advisory fees................................................        33,247         28,070
   Compliance services fees................................................         3,178          1,424
   Directors' fees and expenses............................................         1,244            722
   Distribution fees.......................................................        32,530         17,544
   Accrued expenses and other..............................................        78,367         51,678
                                                                             ------------    -----------
 Total liabilities.........................................................       540,127        254,552
                                                                             ------------    -----------
Net assets.................................................................  $153,784,224    $82,880,302
                                                                             ============    ===========
COMPONENTS OF NET ASSETS:
 Paid in capital...........................................................  $158,070,607    $78,486,688
 Undistributed (distributions in excess of) net investment income..........      (168,027)       402,006
 Accumulated net realized gain from investment transactions................        12,992        720,913
 Net unrealized appreciation (depreciation) on investments.................    (4,131,348)     3,270,695
                                                                             ------------    -----------
Net assets.................................................................  $153,784,224    $82,880,302
                                                                             ============    ===========
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE:
   ISI Shares (115,000,000 and 55,000,000 shares authorized, respectively).    16,329,533      7,673,318
                                                                             ------------    -----------
NET ASSET VALUE PER SHARE:
   ISI Shares (net assets / shares of capital stock outstanding)...........  $       9.42    $     10.80
                                                                             ------------    -----------
MAXIMUM OFFERING PRICE PER SHARE:
   ISI Shares ($9.42 / 0.97 and $10.80 / 0.97, respectively)...............  $       9.71    $     11.13
                                                                             ------------    -----------

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES                           OCTOBER 31, 2006

                                                                       NORTH AMERICAN
                                                                         GOVERNMENT
                                                                         BOND FUND    ISI STRATEGY FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
   In securities, at market value
     (cost $161,137,232 and $57,473,199, respectively)................  $157,426,272     $68,992,076
   Repurchase agreement
     (cost $3,696,000 and $262,000, respectively).....................     3,696,000         262,000
 Cash.................................................................           532             634
 Receivables:
   Capital shares sold................................................       104,930          91,868
   Securities sold....................................................             -          19,979
   Interest and dividends.............................................     2,106,597         198,477
 Prepaid expenses.....................................................         8,787          10,679
                                                                        ------------     -----------
 Total assets.........................................................   163,343,118      69,575,713
                                                                        ------------     -----------
LIABILITIES:
 Payables:
   Capital shares redeemed............................................       372,865          51,348
   Dividends..........................................................       330,384               -
 Accrued Liabilities:
   Investment advisory fees...........................................        55,235          23,284
   Compliance services fees...........................................         2,749           1,264
   Directors' fees and expenses.......................................         1,460             571
   Distribution fees..................................................        59,804          14,552
   Shareholder servicing fees.........................................         3,264               -
   Accrued expenses and other.........................................        84,070          46,765
                                                                        ------------     -----------
 Total liabilities....................................................       909,831         137,784
                                                                        ------------     -----------
Net assets............................................................  $162,433,287     $69,437,929
                                                                        ============     ===========
COMPONENTS OF NET ASSETS:
 Paid in capital......................................................  $166,467,170     $56,175,889
 Undistributed (distributions in excess of) net investment income.....      (330,384)         36,161
 Accumulated net realized gain from investment and foreign currency
   transactions.......................................................             -       1,707,002
 Net unrealized appreciation (depreciation) on investments and foreign
   currencies.........................................................    (3,703,499)     11,518,877
                                                                        ------------     -----------
Net assets............................................................  $162,433,287     $69,437,929
                                                                        ============     ===========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES                           OCTOBER 31, 2006

                                                             NORTH AMERICAN
                                                               GOVERNMENT
                                                               BOND FUND    ISI STRATEGY FUND
---------------------------------------------------------------------------------------------
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR
  VALUE:
   ISI Class A Shares (50,000,000 shares authorized)........   19,827,900               -
                                                              -----------      ----------
   ISI Class C Shares (5,000,000 shares authorized).........    2,106,655               -
                                                              -----------      ----------
   ISI Shares (25,000,000 shares authorized)................            -       5,129,560
                                                              -----------      ----------
NET ASSET VALUE PER SHARE:
 (net assets / shares of capital stock outstanding)
   ISI Class A Shares (based on net assets of $146,854,011).  $      7.41      $        -
                                                              -----------      ----------
   ISI Class C Shares (based on net assets of $15,579,276)..  $      7.40      $        -
                                                              -----------      ----------
   ISI Shares...............................................  $         -      $    13.54
                                                              -----------      ----------
MAXIMUM OFFERING PRICE PER SHARE:
   ISI Class A Shares ($7.41 / 0.97)........................  $      7.64      $        -
                                                              -----------      ----------
   ISI Shares ($13.54 / 0.97)...............................  $         -      $    13.96
                                                              -----------      ----------

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS                    FOR THE YEAR ENDED OCTOBER 31, 2006

                                                                   TOTAL RETURN US    MANAGED
                                                                    TREASURY FUND  MUNICIPAL FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.........................................................   $6,467,146      $3,942,764
                                                                     ----------      ----------
EXPENSES:
 Investment advisory fees.........................................      393,717         347,331
 Distribution fees................................................      384,872         217,082
 Compliance services fees.........................................       11,164           5,991
 Administration fees..............................................      160,246          90,136
 Transfer agent fees..............................................       49,198          14,384
 Custody fees.....................................................       20,617          12,699
 Professional fees................................................      107,174          68,168
 Registration fees................................................       27,475          25,799
 Directors' fees..................................................       13,166           7,485
 Miscellaneous....................................................        8,950           4,988
                                                                     ----------      ----------
   Total expenses.................................................    1,176,579         794,063
 Less: fee waiver.................................................          (61)              -
                                                                     ----------      ----------
   Net expenses...................................................    1,176,518         794,063
                                                                     ----------      ----------
 Net investment income............................................    5,290,628       3,148,701
                                                                     ----------      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from investment transactions...................      520,514         720,970
 Net change in unrealized appreciation/depreciation on investments    1,328,795          57,308
                                                                     ----------      ----------
 Net realized and unrealized gain on investments..................    1,849,309         778,278
                                                                     ----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS............................   $7,139,937      $3,926,979
                                                                     ==========      ==========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS                    FOR THE YEAR ENDED OCTOBER 31, 2006

                                                                               NORTH AMERICAN
                                                                                 GOVERNMENT
                                                                                 BOND FUND    ISI STRATEGY FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.....................................................................   $8,123,041      $  722,319
 Dividends....................................................................            -         681,417
                                                                                 ----------      ----------
   Total income...............................................................    8,123,041       1,403,736
                                                                                 ----------      ----------
EXPENSES:
 Investment advisory fees.....................................................      717,270         264,077
 Distribution fees:
   ISI Class A Shares.........................................................      655,437               -
   ISI Class C Shares.........................................................      115,937               -
   ISI Shares.................................................................            -         165,048
 Compliance services fees.....................................................       12,277           4,669
 Administration fees..........................................................      186,291          68,737
 Transfer agent fees:
   ISI Class A Shares.........................................................       66,637               -
   ISI Class C Shares.........................................................        6,590               -
   ISI Shares.................................................................            -          24,192
 Custody fees.................................................................       32,238          11,083
 Professional fees............................................................      113,126          58,066
 Shareholder servicing fees:
   ISI Class C Shares.........................................................       38,646               -
 Registration fees............................................................       35,533          25,498
 Directors' fees..............................................................       15,546           5,558
 Miscellaneous................................................................       10,315           3,124
                                                                                 ----------      ----------
   Total expenses.............................................................    2,005,843         630,052
 Less: fee waiver and/or expense reimbursements...............................         (171)              -
                                                                                 ----------      ----------
   Net expenses...............................................................    2,005,672         630,052
                                                                                 ----------      ----------
 Net investment income........................................................    6,117,369         773,684
                                                                                 ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
 Net realized gain (loss) from:
   Investment transactions....................................................    1,436,186       3,910,226
   Foreign currency transactions..............................................      (49,735)              -
                                                                                 ----------      ----------
 Net realized gain on investments and foreign currency transactions...........    1,386,451       3,910,226

 Net change in unrealized appreciation/depreciation on:
   Investment transactions....................................................    2,402,672       3,289,965
   Foreign currency translations..............................................        8,978               -
                                                                                 ----------      ----------
 Net change in unrealized appreciation/depreciation on investments and foreign
   currency translations......................................................    2,411,650       3,289,965
                                                                                 ----------      ----------
 Net realized and unrealized gain on investments and foreign currencies.......    3,798,101       7,200,191
                                                                                 ----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS........................................   $9,915,470      $7,973,875
                                                                                 ==========      ==========

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE YEARS ENDED OCTOBER 31,
                                                                            ------------------------------
                                                                                2006            2005
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income..................................................... $  5,290,628    $  5,445,594
 Net realized gain on investment transactions..............................      520,514         632,100
 Net change in unrealized appreciation/depreciation on investments.........    1,328,795      (3,403,049)
                                                                             ------------    ------------
 Increase in net assets from operations....................................    7,139,937       2,674,645
                                                                             ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.....................................................   (5,796,709)     (4,865,040)
 Net realized gain on investments..........................................            -        (632,100)
 Return of capital.........................................................            -      (1,616,199)
                                                                             ------------    ------------
 Total distributions.......................................................   (5,796,709)     (7,113,339)
                                                                             ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares..............................................   21,219,446      11,040,344
 Distribution reinvestments................................................    3,868,677       4,648,102
 Cost of shares redeemed...................................................  (38,620,829)    (40,065,709)
                                                                             ------------    ------------
 Decrease in net assets from capital share transactions....................  (13,532,706)    (24,377,263)
                                                                             ------------    ------------
 Total decrease in net assets..............................................  (12,189,478)    (28,815,957)

NET ASSETS:
 Beginning of year.........................................................  165,973,702     194,789,659
                                                                             ------------    ------------
 End of year (including distributions in excess of net investment income of
   $168,027 and $169,468, respectively).................................... $153,784,224    $165,973,702
                                                                             ============    ============
SHARE TRANSACTIONS:
 Shares sold...............................................................    2,295,735       1,162,672
 Shares issued to shareholders on reinvestment of distributions............      417,867         489,356
 Shares redeemed...........................................................   (4,176,347)     (4,220,380)
                                                                             ------------    ------------
 Decrease in shares from capital share transactions........................   (1,462,745)     (2,568,352)
                                                                             ============    ============

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEARS ENDED OCTOBER 31,
                                                                                  ------------------------------
                                                                                      2006            2005
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income........................................................... $  3,148,701    $  3,703,880
 Net realized gain on investment transactions....................................      720,970         299,727
 Net change in unrealized appreciation/depreciation on investments...............       57,308      (2,755,318)
                                                                                   ------------    ------------
 Increase in net assets from operations..........................................    3,926,979       1,248,289
                                                                                   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income...........................................................   (2,715,401)     (3,358,372)
 Net realized gain on investments................................................     (289,342)              -
                                                                                   ------------    ------------
 Total distributions.............................................................   (3,004,743)     (3,358,372)
                                                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares....................................................    3,859,303       4,114,915
 Distribution reinvestments......................................................    1,631,474       1,897,217
 Cost of shares redeemed.........................................................  (17,559,432)    (23,719,137)
                                                                                   ------------    ------------
 Decrease in net assets from capital share transactions..........................  (12,068,655)    (17,707,005)
                                                                                   ------------    ------------
 Total decrease in net assets....................................................  (11,146,419)    (19,817,088)

NET ASSETS:
 Beginning of year...............................................................   94,026,721     113,843,809
                                                                                   ------------    ------------
 End of year (including undistributed (distributions in excess of) net investment
   income of $402,006 and $(31,294), respectively)............................... $ 82,880,302    $ 94,026,721
                                                                                   ============    ============
SHARE TRANSACTIONS:
 Shares sold.....................................................................      361,229         379,795
 Shares issued to shareholders on reinvestment of distributions..................      152,711         175,163
 Shares redeemed.................................................................   (1,645,396)     (2,185,091)
                                                                                   ------------    ------------
 Decrease in shares from capital share transactions..............................   (1,131,456)     (1,630,133)
                                                                                   ============    ============

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE YEARS ENDED OCTOBER 31,
                                                                                ------------------------------
                                                                                    2006            2005
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income........................................................ $  6,117,369    $  7,249,304
  Net realized gain on investment and foreign currency transactions............    1,386,451       3,611,619
  Net change in unrealized appreciation/depreciation on investments
   and foreign currencies......................................................    2,411,650      (2,033,622)
                                                                                 ------------    ------------
  Increase in net assets from operations.......................................    9,915,470       8,827,301
                                                                                 ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
   ISI Class A Shares..........................................................   (6,717,243)     (7,838,916)
   ISI Class C Shares..........................................................     (523,270)       (595,672)
  Net realized gain on investments:
   ISI Class A Shares..........................................................     (203,699)       (785,944)
   ISI Class C Shares..........................................................      (21,643)        (70,866)
  Return of capital:
   ISI Class A Shares..........................................................   (1,071,732)     (1,356,475)
   ISI Class C Shares..........................................................     (113,868)       (122,309)
                                                                                 ------------    ------------
  Total distributions..........................................................   (8,651,455)    (10,770,182)
                                                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares:
   ISI Class A Shares..........................................................   23,115,736      30,035,408
   ISI Class C Shares..........................................................    3,159,574       3,448,814
  Distribution reinvestments:
   ISI Class A Shares..........................................................    4,001,123       5,220,552
   ISI Class C Shares..........................................................      345,590         359,466
  Cost of shares redeemed:
   ISI Class A Shares..........................................................  (58,492,446)    (60,640,430)
   ISI Class C Shares..........................................................   (4,005,443)     (6,317,975)
                                                                                 ------------    ------------
  Decrease in net assets from capital share transactions.......................  (31,875,866)    (27,894,165)
                                                                                 ------------    ------------
  Decrease in net assets.......................................................  (30,611,851)    (29,837,046)

NET ASSETS:
   Beginning of year...........................................................  193,045,138     222,882,184
                                                                                 ------------    ------------
   End of year (including distributions in excess of net investment income of
    $330,384 and $368,349, respectively)....................................... $162,433,287    $193,045,138
                                                                                 ============    ============
SHARE TRANSACTIONS:
  Shares sold:
   ISI Class A Shares..........................................................    3,159,317       4,053,791
   ISI Class C Shares..........................................................      431,786         464,623
  Shares issued to shareholders on reinvestment of distributions:
   ISI Class A Shares..........................................................      546,407         704,417
   ISI Class C Shares..........................................................       47,323          48,592
  Shares redeemed:
   ISI Class A Shares..........................................................   (8,017,963)     (8,179,395)
   ISI Class C Shares..........................................................     (549,102)       (851,791)
                                                                                 ------------    ------------
  Decrease in shares from capital share transactions:
   ISI Class A Shares..........................................................   (4,312,239)     (3,421,187)
                                                                                 ============    ============
   ISI Class C Shares..........................................................      (69,993)       (338,576)
                                                                                 ============    ============

                      See Notes to Financial Statements.

ISI STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEARS ENDED OCTOBER 31,
                                                                           ------------------------------
                                                                               2006             2005
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income.................................................... $    773,684     $   736,821
 Net realized gain (loss) on investment transactions......................    3,910,226         (35,017)
 Net change in unrealized appreciation/depreciation on investments........    3,289,965       4,156,937
                                                                            ------------     -----------
 Increase in net assets from operations...................................    7,973,875       4,858,741
                                                                            ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income....................................................     (765,946)       (753,672)
                                                                            ------------     -----------
 Total distributions......................................................     (765,946)       (753,672)
                                                                            ------------     -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares.............................................   13,419,552      18,477,449
 Dividend reinvestments...................................................      651,658         674,238
 Cost of shares redeemed..................................................  (12,046,141)     (7,971,409)
                                                                            ------------     -----------
 Increase in net assets from capital share transactions...................    2,025,069      11,180,278
                                                                            ------------     -----------
 Total increase in net assets.............................................    9,232,998      15,285,347

NET ASSETS:
 Beginning of year........................................................   60,204,931      44,919,584
                                                                            ------------     -----------
 End of year (including undistributed net investment income of $36,161 and
   $41,868, respectively)................................................. $ 69,437,929     $60,204,931
                                                                            ============     ===========
SHARE TRANSACTIONS:
 Shares sold..............................................................    1,052,202       1,583,999
 Shares issued to shareholders on reinvestment of dividends...............       50,673          56,938
 Shares redeemed..........................................................     (941,380)       (679,145)
                                                                            ------------     -----------
 Increase in shares from capital share transactions.......................      161,495         961,792
                                                                            ============     ===========

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

ISI SHARES

                                                                 FOR THE YEARS ENDED OCTOBER 31,
                                                        ------------------------------------------------
                                                          2006      2005      2004      2003      2002
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year.................... $   9.33  $   9.57  $   9.92  $  10.18  $  10.20
                                                        --------  --------  --------  --------  --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.................................  0.32/1/   0.29/1/   0.24/1/      0.23      0.35
 Net realized and unrealized gain (loss) on investments     0.12     (0.16)     0.19      0.01      0.20
                                                        --------  --------  --------  --------  --------
 Total from investment operations......................     0.44      0.13      0.43      0.24      0.55
                                                        --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
 Net investment income.................................    (0.35)    (0.25)    (0.23)    (0.25)    (0.40)
 Net realized gain on investments......................        -     (0.03)    (0.33)    (0.25)    (0.17)
 Tax return of capital.................................        -     (0.09)    (0.22)        -         -
                                                        --------  --------  --------  --------  --------
 Total distributions...................................    (0.35)    (0.37)    (0.78)    (0.50)    (0.57)
                                                        --------  --------  --------  --------  --------
 Net asset value, end of year.......................... $   9.42  $   9.33  $   9.57  $   9.92  $  10.18
                                                        ========  ========  ========  ========  ========

TOTAL RETURN/2/........................................     4.83%     1.38%     4.64%     2.30%     5.78%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of year (000s)........................ $153,784  $165,974  $194,790  $229,027  $262,928
 Ratios to average daily net assets:
   Net investment income/3/............................     3.44%     3.01%     2.56%     2.50%     3.64%
   Expenses/3/.........................................     0.76%     0.70%     0.69%     0.67%     0.74%
 Portfolio turnover rate...............................       51%       16%       31%      125%      129%

--------------------------------------------------------------------------------
/1/Calculated using the average shares outstanding for the period.
/2/Total return excludes the effect of sales charges.
/3/The October 31, 2006 ratios of expense and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

ISI SHARES

                                                                 FOR THE YEARS ENDED OCTOBER 31,
                                                        ------------------------------------------------
                                                          2006      2005      2004      2003      2002
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year.................... $  10.68  $  10.91  $  10.89  $  11.00  $  10.99
                                                        --------  --------  --------  --------  --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.................................  0.39/1/   0.40/1/   0.38/1/      0.40      0.45
 Net realized and unrealized gain (loss) on investments     0.10     (0.27)     0.08      0.01      0.09
                                                        --------  --------  --------  --------  --------
 Total from investment operations......................     0.49      0.13      0.46      0.41      0.54
                                                        --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
 Net investment income.................................    (0.34)    (0.36)    (0.44)    (0.47)    (0.45)
 Net realized gain on investments......................    (0.03)        -         -     (0.05)    (0.08)
                                                        --------  --------  --------  --------  --------
 Total distributions...................................    (0.37)    (0.36)    (0.44)    (0.52)    (0.53)
                                                        --------  --------  --------  --------  --------
 Net asset value, end of year.......................... $  10.80  $  10.68  $  10.91  $  10.89  $  11.00
                                                        ========  ========  ========  ========  ========

TOTAL RETURN/2/........................................     4.68%     1.19%     4.26%     3.89%     5.11%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of year (000s)........................ $ 82,880  $ 94,027  $113,844  $107,078  $103,198
 Ratios to average daily net assets:
   Net investment income...............................     3.63%     3.64%     3.53%     3.66%     3.92%
   Expenses after waivers and/or reimbursements........     0.91%     0.86%     0.88%     0.89%     0.94%
   Expenses before waivers and/or reimbursements.......     0.91%     0.86%     0.88%     0.89%     0.96%
 Portfolio turnover rate...............................        7%        7%       17%       11%       11%

--------------------------------------------------------------------------------
/1/Calculated / /using the average shares outstanding for the period.
/2/Total / /return excludes the effect of sales charges.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

ISI CLASS A SHARES/1 /

                                                                                 APRIL 1, 2002  FOR THE
                                                                                    THROUGH    YEAR ENDED
                                             FOR THE YEARS ENDED OCTOBER 31,      OCTOBER 31,  MARCH 31,
                                         --------------------------------------     2002/2/       2002
                                           2006      2005      2004      2003    ------------- ----------
----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period... $   7.34  $   7.41  $   7.73  $   8.03    $   7.80     $   8.17
                                         --------  --------  --------  --------    --------     --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income..................  0.25/3/   0.26/3/   0.24/3/      0.25        0.18         0.38
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions.........................     0.18      0.06      0.03      0.07        0.41        (0.03)
                                         --------  --------  --------  --------    --------     --------
 Total from investment operations.......     0.43      0.32      0.27      0.32        0.59         0.35
                                         --------  --------  --------  --------    --------     --------

LESS DISTRIBUTIONS:
 Net investment income..................    (0.30)    (0.31)    (0.16)    (0.29)      (0.17)       (0.41)
 Net realized gain on investments.......    (0.01)    (0.03)    (0.08)    (0.33)      (0.07)       (0.23)
 Return of capital......................    (0.05)    (0.05)    (0.35)        -       (0.12)       (0.08)
                                         --------  --------  --------  --------    --------     --------
 Total distributions....................    (0.36)    (0.39)    (0.59)    (0.62)      (0.36)       (0.72)
                                         --------  --------  --------  --------    --------     --------
 Net asset value, end of period......... $   7.41  $   7.34  $   7.41  $   7.73    $   8.03     $   7.80
                                         ========  ========  ========  ========    ========     ========

TOTAL RETURN/4,5/.......................     6.04%     4.39%     3.62%     4.14%       7.75%        4.38%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)....... $146,854  $177,101  $204,266  $267,756    $257,495     $220,629
 Ratios to average daily net assets:/6/
   Net investment income/7/.............     3.47%     3.55%     3.22%     3.03%       3.84%        4.60%
   Expenses/7/..........................     1.06%     1.04%     1.05%     1.09%       1.01%        1.13%
 Portfolio turnover rate/5/.............       53%       66%       47%      152%         95%         136%

--------------------------------------------------------------------------------
/1/On May 16, 2003, ISI Shares were redesignated as ISI Class A Shares.
/2/The Fund changed its fiscal year end from March 31 to October 31. /3/Calculated using the average shares outstanding for the period.
/4/Total return excludes the effect of sales charges.
/5/Not annualized for periods less than one year.
/6/Annualized for periods less than one year.
/7/The October 31, 2006 ratios of expense and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

ISI CLASS C SHARES

                                                                                  MAY 16, 2003/1/
                                                  FOR THE YEARS ENDED OCTOBER 31,     THROUGH
                                                  ----------------------------    OCTOBER 31, 2003
                                                    2006        2005      2004    ----------------
----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period............ $   7.33    $   7.40  $   7.72      $  8.20
                                                  --------    --------  --------      -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income...........................  0.21/2/     0.21/2/   0.19/2/         0.17
 Net realized and unrealized gain (loss) on
   investments and foreign currency transactions.     0.17        0.06      0.02        (0.38)
                                                  --------    --------  --------      -------
 Total from investment operations................     0.38        0.27      0.21        (0.21)
                                                  --------    --------  --------      -------

LESS DISTRIBUTIONS:
 Net investment income...........................    (0.25)      (0.26)    (0.14)       (0.21)
 Net realized gain on investments................    (0.01)      (0.03)    (0.08)       (0.06)
 Return of capital...............................    (0.05)      (0.05)    (0.31)           -
                                                  --------    --------  --------      -------
 Total distributions.............................    (0.31)      (0.34)    (0.53)       (0.27)
                                                  --------    --------  --------      -------
 Net asset value, end of period.................. $   7.40    $   7.33  $   7.40      $  7.72
                                                  ========    ========  ========      =======

TOTAL RETURN/3,4/................................     5.35%       3.73%     2.91%       (2.62)%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)................ $ 15,579    $ 15,944  $ 18,616      $13,565
 Ratios to average daily net assets:/5/
   Net investment income.........................     2.81%       2.89%     2.50%        3.32%
   Expenses after waivers and/or reimbursements..     1.72%       1.69%     1.77%        1.85%
   Expenses before waivers and/or reimbursements.     1.72%       1.69%     1.77%        2.12%
 Portfolio turnover rate/4/......................       53%         66%       47%         152%

--------------------------------------------------------------------------------
/1/Commencement of operations.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Not annualized for periods less than one year.
/5/Annualized for periods less than one year.

                      See Notes to Financial Statements.

ISI STRATEGY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

ISI SHARES

                                                                                   JUNE 1, 2002  FOR THE
                                                                                     THROUGH    YEAR ENDED
                                               FOR THE YEARS ENDED OCTOBER 31,     OCTOBER 31,   MAY 31,
                                            -------------------------------------    2002/1/       2002
                                              2006      2005      2004      2003   ------------ ----------
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period...... $  12.12  $  11.21  $  10.50  $  9.08    $ 10.23     $ 10.89
                                            --------  --------  --------  -------    -------     -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.....................  0.15/2/   0.16/2/   0.10/2/     0.08       0.05        0.12
 Net realized and unrealized gain (loss) on
   investments.............................     1.42      0.91      0.70     1.42      (1.14)      (0.66)
                                            --------  --------  --------  -------    -------     -------
 Total from investment operations..........     1.57      1.07      0.80     1.50      (1.09)      (0.54)
                                            --------  --------  --------  -------    -------     -------

LESS DISTRIBUTIONS:
 Net investment income.....................    (0.15)    (0.16)    (0.09)   (0.08)     (0.06)      (0.12)
                                            --------  --------  --------  -------    -------     -------
 Total distributions.......................    (0.15)    (0.16)    (0.09)   (0.08)     (0.06)      (0.12)
                                            --------  --------  --------  -------    -------     -------
 Net asset value, end of period............ $  13.54  $  12.12  $  11.21  $ 10.50    $  9.08     $ 10.23
                                            ========  ========  ========  =======    =======     =======

TOTAL RETURN/3,4/..........................    13.01%     9.59%     7.71%   16.47%    (10.65)%     (4.93)%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s).......... $ 69,438  $ 60,205  $ 44,920  $30,262    $19,924     $24,398
 Ratios to average daily net assets:/5/
   Net investment income...................     1.17%     1.33%     0.92%    0.77%      1.18%       1.14%
   Expenses after waivers and/or
     reimbursements........................     0.95%     0.94%     1.12%    1.30%      1.30%       1.19%
   Expenses before waivers and/or
     reimbursements........................     0.95%     0.94%     1.12%    1.79%      1.99%       1.42%
 Portfolio turnover rate/4/................       41%       30%       66%      60%        12%         72%

--------------------------------------------------------------------------------
/1/The Fund changed its fiscal year end from May 31 to October 31.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Not annualized for periods less than one year.
/5/Annualized for periods less than one year.

                      See Notes to Financial Statements.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

  Total Return US Treasury Fund, Inc. ('Total Return'), Managed Municipal Fund, Inc. ('Managed Municipal'), North American Government Bond Fund, Inc. ('North American') and ISI Strategy Fund, Inc. ('Strategy'), (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

  Total Return's investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

  Total Return, Managed Municipal and Strategy currently offer ISI Shares to investors. North American offers ISI North American Government Bond Fund
Class A Shares ('ISI Class A Shares') and ISI North American Government Bond Fund Class C Shares ('ISI Class C Shares'). ISI Shares and North American's ISI Class A Shares are subject to a maximum front-end sales charge of 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of North American's ISI Class C Shares if redeemed within the first year after purchase.

  Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B. VALUATION OF SECURITIES

  Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price ('NOCP'), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which over-the-counter quotations are readily available are generally valued at the mean between the last bid and last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

  When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors (the 'Board'). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time as of which the Funds value their investments if such an event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

ISI FUNDS NOTES TO FINANCIAL STATEMENTS


  If a fair value is required, the investment advisor or sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

  As of October 31, 2006, there were no fair valued securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS

  Total Return declares a dividend daily, and Managed Municipal and North American declare monthly dividends at fixed rates approved by the Funds' Board. These dividends are paid monthly. To the extent that their net investment income and short-term capital gains are less than the approved fixed rate, some of their dividends may be paid from long-term capital gains or as a return of shareholder capital. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E. FEDERAL INCOME TAXES

  Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all its taxable income. In addition, by distributing in each calendar year substantially all of its net income, capital gains and other amounts, if any, the Funds will not be subject to Federal excise taxes. Accordingly, no Federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION

  The Funds maintain their accounting records in US dollars. North American determines the US dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, North American uses the prevailing exchange rate on valuation date. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

  Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign bonds and foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

G. FORWARD FOREIGN CURRENCY CONTRACTS

  North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

  The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates. As of October 31, 2006, there were no open forward currency contracts.

H. REPURCHASE AGREEMENTS

  The Funds may make short-term investments in repurchase agreements that are fully collateralized by US

ISI FUNDS NOTES TO FINANCIAL STATEMENTS

government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to the Funds and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

I. ESTIMATES

  In preparing its financial statements in conformity with US generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results may be different.

NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS

  In June 2006, the Financial Accounting Standards Board ("FASB") issued Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (the "Interpretation") which is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation, and has not at this time determined the impact, if any, resulting from its adoption on the Fund's financial statements.

  In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (the "Statement") which is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement, and has not at this time determined the impact, if any, resulting from its adoption on the Fund's financial statements.

NOTE 3 - FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

  International Strategy & Investment, Inc. ('ISI') is the Funds' Advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross interest income. Managed Municipal, North American and Strategy each pay ISI an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

  ISI has contractually agreed to waive its fees and/or reimburse expenses of North American through February 28, 2007, to the extent necessary, to limit the expenses of ISI Class C Shares to 1.85% of the class' average daily net assets. For the year ended October 31, 2006, there were no fees waived.

  Los Angeles Capital Management and Equity Research, Inc. ('LA Capital Management') is Strategy's Sub-Advisor and is responsible for managing the common stocks in the Fund's portfolio. The Sub-Advisor is paid by ISI, not the Fund.

  The Northern Trust Company is the Funds' Custodian.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS


  ISI Group, Inc. ('ISI Group'), an affiliate of ISI, is the Distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.25% of their average daily net assets. North American's ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively. For the year ended October 31, 2006, North American Class A Shares did not pay any shareholder servicing fees. ISI Group voluntarily waived fees of $61 and $171 for Total Return and North American, respectively.

  For the year ended October 31, 2006, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, and Strategy of $4,639, $2,595 and $18,730, respectively, and $12,702 on sales of ISI Class A Shares of North American. ISI Group retained $2,740 of the back-end sales charges on the sale of ISI Class C Shares of North American.

  EJV Financial Services, LLC ("EJV") provides certain compliance support services to the Fund's Chief Compliance Officer. Edward J. Veilleux, Vice President of the Funds is also a principal of EJV.

  Citigroup Fund Services, LLC ('Citigroup') serves as the Funds' Administrator, Accountant, and Transfer Agent. For its services, Citigroup receives a combined fee based on the aggregate average net assets of the Funds (subject to a minimum monthly fee) and monthly fees per open shareholder account. Average net asset-based fees are calculated daily and all fees are paid monthly.

NOTE 4 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

  The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from US generally accepted accounting principles. These book/tax differences may be either temporary or permanent. To the extent they are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets of the Funds. As of October 31, 2006, the following reclassifications were made to the statement of assets and liabilities:

               --------------------------------------------------
                              Accumulated  Undistributed
                              Net Realized Net Investment Paid-In
                                  Gain         Income     Capital
               --------------------------------------------------
               Total Return   $  (507,522)   $  507,522    $ --

               North American  (1,161,109)    1,161,109      --

               Strategy            13,454       (13,445)     (9)
               --------------------------------------------------

  Total Return's reclassification was the result of a reclass of distributions. North American's reclass was the result of bond bifurcation tax adjustments and currency gain/loss reclassifications. Strategy's reclassification was a result of a reclassification of income on real estate investment trust securities.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS


  The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from US generally accepted accounting principles. Distributions during the fiscal years ended October 31, 2006 and 2005 were characterized for tax purposes as follows:

-----------------------------------------------------------------------------------------------------
                                                                  Long-Term
                     Ordinary Income      Tax-Exempt Income     Capital Gains     Return of Capital
-----------------------------------------------------------------------------------------------------
                       October 31,           October 31,         October 31,         October 31,
                       -----------           -----------         -----------         -----------
                     2006       2005       2006       2005      2006     2005      2006       2005
                     ----       ----       ----       ----      ----     ----      ----       ----

Total Return      $5,796,709 $5,069,701 $        - $        - $      - $427,439 $        - $1,616,199

Managed Municipal     45,169     68,211  2,670,232  3,290,161  289,342        -          -          -

North American     7,465,855  9,291,398          -          -        -        -  1,185,600  1,478,784

Strategy             765,946    753,672          -          -        -        -          -          -
-----------------------------------------------------------------------------------------------------

  As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

----------------------------------------------------------------------------------------------------
                  Undistributed Undistributed Undistributed                Unrealized
                   Tax Exempt     Ordinary      Long-Term   Capital Loss  Appreciation
                     Income        Income     Capital Gains Carryforward (Depreciation)    Total
----------------------------------------------------------------------------------------------------

Total Return        $      -       $12,992     $        -        $-       $(4,131,348)  $(4,118,356)

Managed Municipal    509,008             -        720,913         -         3,270,695     4,500,616

North American             -             -              -         -        (3,703,499)   (3,703,499)

Strategy                   -        26,521      1,880,649         -        11,354,870    13,262,040
----------------------------------------------------------------------------------------------------

  The difference between book basis and tax basis unrealized appreciation (depreciation) for Strategy was primarily due to wash sales.

  The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2006, were as follows:

       -------------------------------------------------------------------------
                         Non-US Government Obligations US Government Obligations
       -------------------------------------------------------------------------
                          Purchases        Sales        Purchases      Sales

       Total Return      $         -    $         -    $72,740,307  $77,926,039

       Managed Municipal   5,992,620     15,544,490              -            -

       North American     38,769,279     48,552,469     45,394,438   58,619,602

       Strategy           18,351,393     16,864,358     11,348,177    9,250,046
       -------------------------------------------------------------------------

ISI FUNDS NOTES TO FINANCIAL STATEMENTS


NOTE 5 - MARKET AND CREDIT RISK

  North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by non-US governments may be affected by adverse international political and economic developments that may not impact the value of US government securities.

NOTE 6 - CONTRACTUAL OBLIGATIONS

  In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Total Return U.S. Treasury Fund,
  Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc., and ISI Strategy Fund, Inc.

  We have audited the accompanying statements of assets and liabilities of the Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc., and ISI Strategy Fund, Inc., including the schedules of investments, as of October 31, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the four years or periods ended October 31, 2005 were audited by other auditors whose report dated December 23, 2005 expressed an unqualified opinion on such financial statements and financial highlights.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., North American Government Bond Fund, Inc., and ISI Strategy Fund, Inc., as of October 31, 2006, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ BRIGGS, BUNTING & DOUGHERTY, LLP
Philadelphia, Pennsylvania
December 1, 2006

FUND DIRECTORS AND OFFICERS (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
     NAME, BIRTH DATE AND                              BUSINESS EXPERIENCE AND DIRECTORSHIPS
   POSITION WITH THE FUND/1/                                  DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------------
  W. Murray Jacques             President, WMJ Consulting, LLC (real estate investment management company)
     3/28/36                    (1999 to present). Formerly, Principal, CM Coastal Development, LLC (real
     Director since 2002.       estate development) (2002 to 2006). Formerly, Chairman, Saint David's School
                                (2002 to 2004).
-------------------------------------------------------------------------------------------------------------------
  Louis E. Levy                 Retired Partner, KPMG Peat Marwick, (retired 1990). Formerly, Chairman of the
     11/16/32                   Quality Control Inquiry Committee, American Institute of Certified Public
     Director since 1994.       Accountants (1992 to 1998); Formerly, Director, Kimberly-Clark Corp.,
                                (personal consumer products) (retired 2000), Household International, Inc.
                                (consumer finance) (retired 2004), and Scudder Group of Mutual Funds (retired
                                2005).
-------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
-------------------------------------------------------------------------------------------------------------------
  Edward S. Hyman*              Director, Capital Trust (real estate investment trust) (2005 to present); Chairman,
     4/8/45                     International Strategy & Investment, Inc. (registered investment advisor) (1991 to
     Director since 1991.       present); Chairman and President, International Strategy & Investment Group,
                                Inc. (registered broker-dealer) (1991 to present).
-------------------------------------------------------------------------------------------------------------------
  R. Alan Medaugh               President, International Strategy & Investment, Inc. (registered investment
     8/20/43                    advisor) (1991 to present); Director, International Strategy & Investment Group,
     President since 1991.      Inc. (registered broker-dealer) (1991 to present).
-------------------------------------------------------------------------------------------------------------------
  Nancy Lazar                   Executive Vice President, Assistant Treasurer and Secretary of International
     8/1/57                     Strategy & Investment, Inc. (registered investment advisor) (1991 to present);
     Vice President since 1997. Executive Vice President, Assistant Treasurer and Secretary of International
                                Strategy & Investment Group, Inc. (registered broker-dealer) (1991 to present).
-------------------------------------------------------------------------------------------------------------------
  Thomas D. Stevens/2/          Chairman and President, Los Angeles Capital Management and Equity Research,
     5/27/49                    Inc. (registered investment advisor) (March 2002 to present). Formerly, Senior
     Vice President since 1997. Vice President and Principal, Wilshire Associates Inc. (registered investment advisor) (1980-2002); Chief Investment Officer, Wilshire Asset Management
                                (registered investment advisor) (1980 to 1999).
-------------------------------------------------------------------------------------------------------------------
  Carrie L. Butler              Managing Director, International Strategy & Investment, Inc. (registered
     5/1/67                     investment advisor) (2000 to present). Formerly, Assistant Vice President,
     Vice President since 1991. International Strategy & Investment, Inc. (registered investment advisor) (1991 to
                                2000).

FUND DIRECTORS AND OFFICERS (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
           NAME, BIRTH DATE AND                                   BUSINESS EXPERIENCE AND DIRECTORSHIPS
         POSITION WITH THE FUND/1/                                       DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
FUND DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
  Edward J. Veilleux                        President, EJV Financial Services, LLC (2002 to present); Officer of various
     8/26/43                                investment companies for which EJV Financial Services provides consulting and
     Vice President since 1992.             compliance services. Formerly, Trustee, Devcap Trust (registered investment company) (2000 to 2003); Director, Deutsche Asset Management (formerly B.T.
                                            Alex Brown, Inc.) (October 1965 to May 2002); Executive Vice President,
                                            Investment Company Capital Corp. (May 1987 to May 2002).
-----------------------------------------------------------------------------------------------------------------------------
  Stephen V. Killorin                       Executive Managing Director and Chief Financial Officer, International Strategy
     6/27/53                                & Investment, Inc. (registered investment advisor) (December 2000 to present);
     Vice President since 2002.             Executive Managing Director and Chief Financial Officer, International Strategy
     Treasurer, Chief Compliance Officer    & Investment Group, Inc. (registered broker-dealer) (December 2000 to present);
     and Chief Financial Officer since      Formerly, Controller, Sanford C. Bernstein & Co., Inc. (registered investment
     2004.                                  advisor) (November 1999 to December 2000) and Managing Director, Deutsche
                                            Bank (May 1994 to November 1999).
-----------------------------------------------------------------------------------------------------------------------------
  Margaret M. Beeler                        Managing Director, International Strategy & Investment, Inc. (registered
     3/1/67                                 investment advisor) (July 2004 to present). Formerly, Assistant Managing Director
     Vice President since 2005.             and Assistant Vice President (1996 to 2000), International Strategy & Investment,
     Secretary since 2004.                  Inc. (registered investment advisor).
-----------------------------------------------------------------------------------------------------------------------------
  Heena Dhruv                               Managing Director, International Strategy & Investment, Inc. (registered
     11/13/76                               investment advisor) (July 2005 to present). Associate Managing Director,
     Assistant Vice President since 2005.// International Strategy & Investment, Inc. (January 2003 to July 2005). Portfolio
                                            Assistant, Pershing, Division of DLJ (April 1999 to August 2000).
-----------------------------------------------------------------------------------------------------------------------------
  Dana A. Lukens                            General Counsel, Citigroup Fund Services, LLC ("Citigroup") (fund
     4/23/62                                administrator) (2001 to present). Formerly, General Counsel, Clareon Corp.
     Assistant Secretary since 2003.//      (money transmitter) (2000 to 2001); Associate, Drummond Woodsum &
                                            MacMahon (law firm) (1998 to 2000); Officer of various registered investment companies for which Citigroup serves as fund accountant and administrator.
-----------------------------------------------------------------------------------------------------------------------------
  Frederick Skillin                         Senior Vice President, Financial Control, Citigroup (2003 to present); Senior
     5/27/58                                Manager, Corporate Finance, Citigroup (1994 to 2004); Officer of various
     Assistant Treasurer since 2004.//      registered investment companies for which Citigroup serves as fund accountant and administrator.
-----------------------------------------------------------------------------------------------------------------------------

*Considered to be an "interested person" as defined in the Investment Company
 Act, because of his employment with the Advisor and the Distributor.
/1/The mailing address of each Director and Executive Officer with respect to Fund operations is 40 West 57/th/ Street, 18th Floor, New York, New York 10019.
/2/Thomas D. Stevens is an officer only for the ISI Strategy Fund, Inc.

  Except for Mr. Stevens, each of the above named persons serves in the capacity noted above for each Fund in the Fund Complex. The Funds' Statements of Additional Information include additional information about the Funds' directors and officers. To receive your free copy of the Statements of Additional Information, call toll-free: (800) 955-7175.

NOTICE TO SHAREHOLDERS (UNAUDITED)

PROXY VOTING INFORMATION

  A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy's portfolio is available, without charge and upon request, by calling (800) 955-7175. The Fund's proxy voting record for the 12-month period ended June 30, 2006 is available, without charge and upon request, by calling (800) 955-7175. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

  Total Return, Managed Municipal and North American are not required to adopt proxy voting policies and procedures.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

  The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Funds' Form N-Q is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

TAX INFORMATION FOR THE TAX YEAR ENDED OCTOBER 31, 2006:

  The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

-------------------------------------------------------------------------------------------------------------------------
                                                % of Ordinary
                                                    Income         % of Ordinary      % of Ordinary     % of Short-Term
                                              Distributions that       Income             Income          Capital Gain
                                    % of       Qualify for the   Distributions that Distributions that Distributions that
                    Long-Term    Tax-Exempt       Corporate          Qualify as      are exempt from    are exempt from
                  Capital Gain     Income     Dividends Received Qualified Dividend US tax for Foreign US tax for Foreign
                  Distributions Distributions     Deduction            Income          Shareholders       Shareholders
-------------------------------------------------------------------------------------------------------------------------

Total Return        $      -            -               -                  -              100.00%            100.00%

Managed Municipal    289,342        98.34%              -                  -                1.92%                 -

North American             -            -               -                  -               54.10%            100.00%

Strategy                   -            -           83.48%             83.47%              65.16%                 -
-------------------------------------------------------------------------------------------------------------------------

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Effective December 14, 2005, the Funds replaced Ernst & Young LLP ("E & Y") with Briggs Bunting & Dougherty, LLP as the Funds' independent registered public accounting firm by action of the Funds' Board of Directors and upon the recommendation of the Audit and Compliance Committee of the Board. E & Y's reports on each Fund's financial statements for the fiscal years ended
October 31, 2004 and October 31, 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to the uncertainty, audit scope, or accounting principles.

NOTICE TO SHAREHOLDERS (UNAUDITED)


  During the Fund's fiscal years ended October 31, 2004 and October 31, 2005,
(i) there were no disagreements with E & Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E & Y, would have caused it to make reference to the subject matter of disagreements in connection with its report on each Fund's financial statements for such year, and (ii) there were no "reportable events" of the kind described in Item 304 (a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

INVESTMENT ADVISORY AGREEMENT APPROVAL

  At the September 27, 2006 Board meeting, the Board, including the Independent Directors, considered the approval of the continuance of the Investment Advisory Agreements between ISI and each of the Funds (the "Advisory Agreements") as well as the Sub-Advisory Agreement between ISI and the Sub-Advisor with respect to Strategy (the "Sub-Advisory Agreement"). In evaluating the Advisory Agreements and the Sub-Advisory Agreement, the Board reviewed materials furnished by ISI and the Sub-Advisor. Specifically, the Board considered: (1) the nature, extent and quality of the services provided to the Funds by ISI and the Sub-Advisor, including information on the investment performance of the Funds, ISI and the Sub-Advisor; (2) the total expense ratio of each Fund compared to its relevant peer group; (3) the investment advisory fee schedule for each Fund; (4) the cost of the services provided and profitability to ISI with respect to its relationship with the Funds; (5) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees reflect these economies of scale for the benefit of shareholders of each Fund; and (6) other benefits received by ISI and the Sub-Advisor from its relationship with the Funds. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

  NATURE, EXTENT AND QUALITY OF SERVICES. The Board met with senior management of ISI and discussed ISI's management approach with respect to each Fund as well as ISI's general economic outlook. The Board also considered the background and quality of ISI's investment management team and the history of the organization of the Funds and their relationship with ISI and the Sub-Advisor. With respect to Strategy, the Board noted that, under the Sub-Advisory Agreement, the Sub-Advisor managed the Fund's equity portfolio and reviewed data provided by the Sub-Advisor regarding its general order execution results. The Board also reviewed information provided by Lipper Inc. and Thomson Financial regarding the investment performance of each Fund.

   TOTAL RETURN FUND. ISI reported that the Fund's duration had been extended from 6.3 years to 7.5 years during the quarter and that its return was better than the Lehman Index, having returned roughly 4% for the quarter versus 3.05% for the index. ISI advised the Board that the Fund's longer duration had contributed to this relative performance. ISI reported that the Fund had performed like a 5-year Treasury in an environment where 2-year Treasuries had returned 2.63% and 10-year Treasuries had returned -2.09%. The Board noted that Lipper Inc. and CDA/Thomson Financial had given the Fund a high ranking for its one quarter and three year performance but a low ranking for its one-year performance, while Morningstar had given the Fund a high ranking for its one year performance and a low ranking for its three year performance. The Board also noted that the Fund's expense ratio of 75 basis points was below the 100 basis points average for like-size Treasury Funds.

   MANAGED MUNICIPAL FUND. Referring to a chart showing yields from 1 year to 30 years for New York and Georgia, ISI reported that the spread compression between a strong AAA Georgia and a weak AA New York had reduced to nothing. ISI reported that the Fund had weathered similar situations over the past couple of years. ISI reported and

NOTICE TO SHAREHOLDERS (UNAUDITED)

   the Board noted that, in the past, credit quality issues had been overwhelming, but that, currently, the spreads between different credit qualities were extremely narrow, nothing that big states such as California and New York compared with high quality states such as Georgia. ISI reported that it believed it was likely that credit quality would likely be less of an issue in the future and that maturity management would come more into play. ISI reported, and the Board noted that the Fund had recently invested in Georgia bonds because they appeared to be cheap compared with New York State bonds. The Board noted that the Fund's duration was still quite a bit longer than the market. The Board also noted that the Fund's 91 basis point expense ratio was above the 88 basis point average of funds of a similar size.

   NORTH AMERICAN FUND. ISI reported that the losing candidate in Mexico's recent presidential elections had refused to concede, prompting riots and demonstrations. Nonetheless, ISI reported that, with an increase of over 10%, Mexico was the best performing market for bonds over the quarter. The Board noted that the Fund had performed significantly better than its peer group. Referring to the Board materials, the Board noted that the Fund had outperformed each of the indices for every time frame. ISI advised the Board that the ability to invest in Canada and Mexico had been very important for the Fund. ISI reported that the Fund was underinvested in Canada but was looking for an opportunity to reinvest. The Board noted that the returns for the Fund had been good. ISI advised the Directors that the Fund's duration had been lowered, since 10-year rates were about 70 basis points through the Fed Funds rate. ISI advised the Directors that it was important to remember that the first quarter of a year was often a difficult one as the economy usually gets scaled up during the quarter due to seasonal factors. The Board noted that although the Fund's duration had recently been lowered it was still fairly long. The Board also noted that the Fund's expense ratio of 106 basis points was marginally above the 104 basis point average of funds of a similar size.

   STRATEGY FUND. The Board noted that the Fund had underperformed its 60/40 index by about 1% for the quarter. ISI reported that this was primarily due to LA Capital's analysis of securities variables which had caused it to invest in stocks with higher betas and lower yields. ISI further reported that the perception of a slowing economy had also hurt the Fund's performance. ISI reported that the Fund's September performance had placed it ahead of the index by about 20 basis points. ISI reported and the Board noted that while the Fund's 75% investment in stocks had been a good call over time, in the most recent quarter bonds had outperformed stocks. The Board noted that the Fund's expense ratio of 95 basis points was slightly better than the 100 basis point average of funds in its category.

Based on the above information, the Board concluded that the quality and range of services provided by ISI have benefited, and should continue to benefit, the Funds and their shareholders.

  INVESTMENT ADVISORY FEE SCHEDULES FOR EACH FUND. The Board considered the investment advisory fees paid by each Fund to ISI and the Sub-Advisor. The Board noted that the sub-advisory fee is paid by ISI and not the Fund. The Board concluded that the fee schedules under the Investment Advisory Agreements provided fair compensation to ISI in light of the nature, extent and quality of the services being provided to the Funds and the performance of the Funds.

  COSTS OF SERVICES PROVIDED AND PROFITABILITY. The Board reviewed the costs associated with ISI's portfolio management, research and corporate governance and considered the profitability of ISI on its advisory services to the Funds. The Board noted that the level of ISI's profits was within the range found in the industry of comparable fund complexes. The Board also was advised that ISI's profitability on advisory services rendered to the Funds had declined over the past year due to a decrease in assets of the Funds. The Board also considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for Managed Municipal, North American and Strategy

NOTICE TO SHAREHOLDERS (UNAUDITED)

did not contain breakpoints. The Board considered the size of each of these Funds and concluded that it would not be necessary to consider the implementation of fee breakpoints.

  OTHER BENEFITS REVIEWED. The Board considered the fact that ISI Group, an affiliate of ISI, serves as the distributor of the Funds. The Board reviewed the costs and profitability of ISI Group in rendering distribution services to each of the Funds and noted that ISI Group operated at a loss with respect to distribution services provided to the Funds.

  Prior to voting, the Board reviewed a memorandum from counsel to the Independent Directors discussing the legal standards applicable to its consideration of the Advisory Agreements and the Sub-Advisory Agreement and discussed the proposed continuance of the Advisory Agreements and the Sub-Advisory Agreement. The Independent Directors met their counsel without management present to discuss the agreements further. Based upon its review, the Board concluded that the overall arrangements between the ISI Funds and ISI, and ISI and the Sub-Advisor (with respect to Strategy) as provided in the Advisory and Sub-Advisory Agreements, were in the best interests of the Funds and their respective shareholders.

OTHER INFORMATION

  On October 31, 2006, one shareholder held approximately 11% of the outstanding shares of North American. This shareholder is an omnibus account, which is held on behalf of several individual shareholders.

[LOGO] ISI
           INTERNATIONAL STRATEGY & INVESTMENT


DIRECTORS AND OFFICERS

EDWARD S. HYMAN    STEPHEN V. KILLORIN
CHAIRMAN           VICE PRESIDENT
W. MURRAY JACQUES  TREASURER
DIRECTOR           CHIEF COMPLIANCE OFFICER
LOUIS E. LEVY      CHIEF FINANCIAL OFFICER
DIRECTOR           MARGARET M. BEELER
R. ALAN MEDAUGH    VICE PRESIDENT
PRESIDENT          SECRETARY
NANCY R. LAZAR     FREDERICK SKILLIN
VICE PRESIDENT     ASSISTANT TREASURER
CARRIE L. BUTLER   DANA A. LUKENS
VICE PRESIDENT     ASSISTANT SECRETARY
EDWARD J. VEILLEUX
VICE PRESIDENT     *Thomas D. Stevens is an
THOMAS D. STEVENS*  officer for only the ISI Strategy Fund.
VICE PRESIDENT

INVESTMENT ADVISOR

ISI, INC.
40 WEST 57TH STREET, 18TH FLOOR
NEW YORK, NY 10019
(800) 955-7175

SHAREHOLDER SERVICING AGENT

CITIGROUP FUND SERVICES, LLC
TWO PORTLAND SQUARE
PORTLAND, ME 04101
(800) 882-8585

DISTRIBUTOR

ISI GROUP, INC.
40 WEST 57TH STREET, 18TH FLOOR
NEW YORK, NY 10019
(800) 955-7175

ITEM 2. CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR, which applies to its Chief Financial Officer and Principal Accounting Officer. A copy of the code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that Louis E. Levy is an "audit committee financial expert". Mr. Levy is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees - The aggregate fees accrued for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $24,075 in 2005 and $18,000 in 2006.

(b) Audit-Related Fees - There were no audit-related fees billed to the Registrant in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,300 in 2005 and $1,500 in 2006. These services consisted of review or preparation of U.S. federal, state and local excise tax returns.

(d) Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $3,880 in 2005 and $0 in 2006. These services consisted of resignation fees from prior audit firm and New York City and State Settlement.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as defined under Rule 2-01(c)(4)) for the Registrant. In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" (as defined under Rule 2-01(c)(4)) to be provided to the Registrant's investment adviser ("Adviser") by the Registrant's independent auditor if the engagement relates to the operations and financial reporting of the Registrant. Pre-approval of any permissible non-audit services provided to the Registrant is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes not more than 5% of the total amount of revenues paid by the Registrant to its auditor during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or its authorized delegate(s). Pre-approval of permissible non-audit services rendered to the Adviser is not required if such services constitute not more than 5% of the total amount of revenues paid by the Registrant and the Adviser collectively to the Registrant's independent auditor during the fiscal year in which such services are provided. The Audit Committee may delegate to one or more of its members authority to pre-approve permissible non-audit services to be provided to the Registrant.

(e) (2) 0.00%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $7,180 in 2005 and $1,500 in 2006. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant's investment adviser has engaged the Registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the Registrant, the Audit Committee does consider such engagement in evaluating the independence of the Registrant's auditor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant NORTH AMERICAN GOVERNMENT BOND FUND, INC

By   /s/ R. Alan Medaugh
     -----------------------------
     R. Alan Medaugh, President

Date 1/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ R. Alan Medaugh
     ------------------------------
     R. Alan Medaugh, President

Date 1/5/07

By   /s/ Stephen V. Killorin
     ------------------------------
     Stephen V. Killorin, Treasurer

Date 1/5/07